As filed with the Securities and Exchange Commission on March 10, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-10267
(Investment Company Act File Number)

ASSETMARK FUNDS
(Exact name of Registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 425, PLEASANT HILL, CA 94523-3967
(Address of Principal Executive Offices)

CARRIE HANSEN
ASSETMARK INVESTMENT SERVICES, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 425
PLEASANT HILL, CA 94523-3967
(Name and Address of Agent for Service)

(800) 664-5345
(Registrant's Telephone Number)

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Item 1. Report to Stockholders.

Investment Advisor
AssetMark Investment Services, Inc.
SEMI-ANNUAL REPORT

December 31, 2004

ASSETMARK LARGE CAP GROWTH FUND
ASSETMARK LARGE CAP VALUE FUND
ASSETMARK SMALL/MID CAP GROWTH FUND
ASSETMARK SMALL/MID CAP VALUE FUND
ASSETMARK INTERNATIONAL EQUITY FUND
ASSETMARK REAL ESTATE SECURITIES FUND
ASSETMARK TAX-EXEMPT FIXED INCOME FUND
ASSETMARK CORE PLUS FIXED INCOME FUND

February 2005

Dear Shareholder:

For a year overshadowed by a high level of uncertainty, 2004 turned out to be all about optimism. Investors who stayed the course were rewarded in 2003 and 2004 with the first consecutive calendar years of positive equity returns since 1999. Although many investors were focused on concerns about the outcome of the U.S. elections, geopolitical events in the Middle East, and the fear of rising interest rates, the fourth quarter saw uncertainty give way to optimism, and the equity markets staged a strong year-end rally.

During the second half of 2004, we expanded our lineup of investment managers in the AssetMark Funds with the addition of new Sub-Advisors for the following Funds:

AssetMark Core Plus Fixed Income Fund - In August, 2004 we retained Goldman Sachs Asset Management and Western Asset Management as Sub-Advisors for our Core Plus Fixed Income Fund. Both firms are recognized institutional leaders in the management of fixed income portfolios, and employ disciplined investment processes, state-of-the-art risk management tools, and teams of experienced investment professionals. Collectively, Goldman Sachs and Western currently manage over $700 billion in total assets.

AssetMark Real Estate Securities Fund - AEW Capital Management, a subsidiary of CDC IXIS, was retained in September, 2004 to complement Adelante Capital Management as a second Sub-Advisor to the Real Estate Securities Fund. AEW was founded in 1981 to provide investment management and related services to institutional investors, and currently manages in excess of $15 billion of real estate securities and direct real estate assets. Our Fund now benefits from AEW’s substantial resources and experience in analyzing individual real estate securities as well as geographic markets and property sectors.

In consultation with Wilshire Associates, we will continue our diligent efforts to research and monitor a broad universe of investment managers to provide shareholders with the finest institutional investment capabilities available in the management of the Fund portfolios.

In December, 2004, we were proud to achieve yet another milestone in the 3-1/2 year history of the AssetMark Funds, as our total assets in the Funds surpassed $2 billion. We greatly appreciate the support of both the several thousand individual shareholders of the Funds and the hundreds of independent investment advisors who have recommended the Funds as integral components of a diversified asset allocation portfolio.

We were pleased with the overall performance of the Funds during the semi-annual period, and look forward into 2005 with confidence that the Funds will continue to be well positioned to meet the challenges and opportunities that lie ahead.

Sincerely,

Ronald D. Cordes,
Chairman and President
AssetMarkFunds

AssetMark Funds
EXPENSE EXAMPLE
December 31, 2004 (Unaudited)

As a shareholder of the AssetMark Funds (the “Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 - December 31, 2004).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charge (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AssetMark Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2004	December 31, 2004	July 1, 2004 - December 31, 2004
Actual	$1,000.00	$1,045.90	$7.22

Hypothetical (5% return
before expenses)	1,000.00	1,036.00	7.18
•	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued)
December 31, 2004 (Unaudited)

AssetMark Large Cap Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2004	December 31, 2004	July 1, 2004 - December 31, 2004
Actual	$1,000.00	$1,069.10	$7.14

Hypothetical (5% return
before expenses)	1,000.00	1,036.30	7.03
•	Expenses are equal to the Fund’s annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark Small Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2004	December 31, 2004	July 1, 2004 - December 31, 2004
Actual	$1,000.00	$1,045.30	$8.20

Hypothetical (5% return
before expenses)	1,000.00	1,034.10	8.15
•	Expenses are equal to the Fund’s annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark Small Cap Value Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2004	December 31, 2004	July 1, 2004 - December 31, 2004
Actual	$1,000.00	$1,099.20	$8.41

Hypothetical (5% return
before expenses)	1,000.00	1,034.10	8.15
•	Expenses are equal to the Fund’s annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark International Equity Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2004	December 31, 2004	July 1, 2004 - December 31, 2004
Actual	$1,000.00	$1,167.90	$7.54

Hypothetical (5% return
before expenses)	1,000.00	1,036.20	7.08
•	Expenses are equal to the Fund’s annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark Funds
EXPENSE EXAMPLE (Continued)
December 31, 2004 (Unaudited)

AssetMark Real Estate Securities Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2004	December 31, 2004	July 1, 2004 - December 31, 2004
Actual	$1,000.00	$1,251.40	$8.46

Hypothetical (5% return
before expenses)	1,000.00	1,035.10	7.64
•	Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark Tax-Exempt Fixed Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2004	December 31, 2004	July 1, 2004 - December 31, 2004
Actual	$1,000.00	$1,031.50	$6.61

Hypothetical (5% return
before expenses)	1,000.00	1,018.55	6.56
•	Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark Core Plus Fixed Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	July 1, 2004	December 31, 2004	July 1, 2004 - December 31, 2004
Actual	$1,000.00	$1,039.80	$6.48

Hypothetical (5% return
before expenses)	1,000.00	1,037.40	6.47
•	Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS
December 31, 2004 (Unaudited)

AssetMark Large Cap Growth Fund

Components of Portfolio Holdings
Common Stock		$433,964,636
Short Term Investments		8,830,093
	Total	$442,794,729(1)

(1) Total excludes $153,344,012 of Securities Lending Collateral

AssetMark Large Cap Value Fund

Components of Portfolio Holdings
Common Stock		$461,725,419
Short Term Investments		14,021,779
	Total	$475,747,198(1)

(1) Total excludes $165,591,695 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
December 31, 2004 (Unaudited)

AssetMark Small Cap Growth Fund
Components of Portfolio Holdings
Common Stock		$114,761,203
Short Term Investments		4,161,471
	Total	$118,922,674(1)

(1) Total excludes $45,155,605 of Securities Lending Collateral

AssetMark Small Cap Value Fund
Components of Portfolio Holdings
Common Stock		$131,437,776
Short Term Investments		5,558,949
	Total	$136,996,725(1)

(1) Total excludes $49,935,968 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
December 31, 2004 (Unaudited)

AssetMark International Equity Fund
Components of Portfolio Holdings
Common Stock		$367,514,564
Preferred Stock		4,352,832
Short Term Investments		15,238,746
	Total	$387,106,142(1)

(1) Total excludes $130,162,982 of Securities Lending Collateral

AssetMark Real Estate Securities Fund
Components of Portfolio Holdings
Common Stock		$2,022,280
REITS - Common Stock		96,667,893
REITS - Preferred Stock		4,162,877
Short Term Investments		1,645,278
	Total	$104,498,328(1)

(1) Total excludes $24,721,465 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
December 31, 2004 (Unaudited)

AssetMark Tax-Exempt Fixed Income Fund
Components of Portfolio Holdings
Municipal Bonds		$94,417,671
Short Term Investments		4,188,000
	Total	$98,605,671

AssetMark Core Plus Fixed Income Fund

Components of Portfolio Holdings

Corporate Bonds	$49,246,333
Asset Backed Securities	20,999,994
Commercial Mortgage Backed Securities	12,811,293
U.S. Government and Agency Issues	27,160,680
U.S. Treasury Obligations	130,304,323
U.S. Government Agency Mortgage Backed Securities	57,676,096
Foreign Government Obligations	27,726,287
Call Options Purchased	265,821
Put Options Purchased	73,838
Short Term Investments	51,449,563
Total	$377,714,228	(1)

(1) Total excludes $116,150,282 of Securities Lending Collateral

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS 97.8%
	Automobiles 0.4%
26,000	Harley-Davidson, Inc.	$1,579,500
	Beverages 0.5%
43,400	Anheuser-Busch
	Companies, Inc. (b)	2,201,682
	Biotechnology 6.0%
207,050	Amgen, Inc. (a)	13,282,257
241,020	Genentech, Inc. (a)(b)	13,121,129
		26,403,386
	Capital Markets 4.2%
102,000	AG Edwards, Inc. (b)	4,407,420
59,000	Franklin Resources, Inc. (b)	4,109,350
70,100	Merrill Lynch & Co, Inc. (b)	4,189,877
81,000	SEI Investments Co. (b)	3,396,330
82,100	The Bank of New York Co., Inc.	2,743,782
		18,846,759
	Chemicals 2.7%
105,100	Air Products & Chemicals, Inc.	6,092,647
89,100	Ecolab, Inc. (b)	3,130,083
59,000	Rohm & Haas Co. (b).	2,609,570
		11,832,300
	Commercial Banks 1.5%
49,000	Bank of America Corp. (b	2,302,510
69,060	Commerce Bancorp Inc. (b)	4,447,464
		6,749,974
	Commercial Services & Supplies 1.7%
91,700	Apollo Group, Inc. (a)(b)	7,401,107
	Communications Equipment 5.0%
529,000	Cisco Systems, Inc. (a)(b)	10,209,700
284,600	QUALCOMM, Inc.	12,067,040
		22,276,740
	Computers & Peripherals 7.7%
382,550	Dell, Inc. (a)(b)	16,120,657
105,500	Hewlett-Packard Co	2,212,335
472,600	Network Appliance, Inc. (a)(b)	15,699,772
		34,032,764
	Consumer Finance 1.1%
88,000	American Express Co.	4,960,560
	Electrical Equipment 1.1%
67,500	Emerson Electric Co.	4,731,750
	Electronic Equipment & Instruments 1.5%
58,200	CDW Corp. (b)	3,861,570

Number of		Market
Shares		Value
	Electronic Equipment & Instruments (Continued)
89,100	Molex, Inc.	$2,673,000
		6,534,570
	Food & Staples Retailing 5.0%
110,800	Costco Wholesale Corp.	5,363,828
119,300	Sysco Corp.	4,553,681
212,500	Walgreen Co.	8,153,625
75,200	Wal-Mart Stores, Inc.	3,972,064
		22,043,198
	Health Care Equipment & Supplies 2.3%
38,200	C.R. Bard, Inc.	2,444,036
104,000	Medtronic, Inc. (b)	5,165,680
60,200	Varian Medical
	Systems, Inc. (a)(b)	2,603,048
		10,212,764
	Health Care Providers & Services 1.9%
43,200	Express Scripts, Inc. (a)(b)	3,302,208
117,200	Health Management
	Associates, Inc. (b)	2,662,784
28,500	UnitedHealth Group, Inc. (b)	2,508,855
		8,473,847
	Hotels Restaurants & Leisure 2.8%
30,000	Brinker International, Inc. (a)(b)	1,052,100
42,100	Carnival Corp. (b)(c)	2,426,223
141,650	Starbucks Corp. (a)	8,833,294
		12,311,617
	Household Products 1.1%
90,000	Procter & Gamble Co	4,957,200
	Industrial Conglomerates 3.8%
62,500	3M Co.	5,129,375
327,450	General Electric Co.	11,951,925
		17,081,300
	Insurance 7.8%
217,000	Aflac, Inc.	8,645,280
92,500	American International
	Group, Inc.	6,074,475
42,700	Lincoln National Corp. (b)	1,993,236
209,050	The Progressive Corp.	17,735,802
		34,448,793
	Internet & Catalog Retail 6.7%
286,500	Amazon.Com, Inc. (a)(b)	12,689,085
147,500	eBay, Inc. (a)(b)	17,151,300
		29,840,385
See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Internet Software & Services 3.8%
449,100	Yahoo!, Inc. (a)(b)	$16,922,088
	IT Services 2.1%
66,117	First Data Corp. (b)	2,812,617
85,100	Fiserv, Inc. (a)(b)	3,420,169
116,600	SunGard Data
	Systems, Inc. (a)(b)	3,303,278
		9,536,064
	Machinery 2.3%
109,800	Dover Corp.	4,605,012
61,500	Illinois Tool Works, Inc.	5,699,820
		10,304,832
	Media 4.5%
49,000	Omnicom Group (b)	4,131,680
80,050	Pixar (a)(b)	6,853,081
236,405	XM Satellite Radio Holdings,
	Inc. - Class A (a)(b)	8,893,556
		19,878,317
	Multiline Retail 1.0%
92,300	Kohl’s Corp. (a)(b)	4,538,391
	Oil & Gas 2.2%
103,470	Apache Corp.	5,232,478
88,200	Exxon Mobil Corp.	4,521,132
		9,753,610
	Pharmaceuticals 3.4%
58,700	Eli Lilly & Co.	3,331,225
51,800	Johnson & Johnson (b)	3,285,156
221,200	Pfizer, Inc.	5,948,068
122,900	Schering-Plough Corp. (b)	2,566,152
		15,130,601
	Semiconductor & Semiconductor
	Equipment 6.0%
226,675	Applied Materials, Inc. (a)	3,876,143
195,000	Intel Corp.	4,561,050
201,400	Maxim Integrated
	Products, Inc. (b)	8,537,346
142,400	Microchip Technology, Inc.	3,796,384
204,600	Xilinx, Inc. (b)	6,066,390
		26,837,313
	Software 4.9%
133,000	Electronic Arts, Inc. (a)(b)	8,203,440
259,400	Microsoft Corp.	6,928,574

Number of		Market
Shares		Value
	Software (Continued)
249,700	Symantec Corp. (a)(b)	$6,432,272
		21,564,286
	Specialty Retail 2.8%
104,500	Bed Bath & Beyond, Inc. (a)(b)	4,162,235
76,200	Lowe’s Cos, Inc. (b)	4,388,358
119,500	Staples, Inc. (b)	4,028,345
		12,578,938
	Total Common Stocks
	(Cost $361,167,950)	433,964,636

	SHORT TERM INVESTMENTS 2.0%
8,830,093	Federated Prime Obligations Fund.	8,830,093
	Total Short-Term Investments
	(Cost $8,830,093)	8,830,093

Principal Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 34.5%
	CERTIFICATES OF DEPOSIT 1.2%
$3,356,955	Natexis Banque, 2.13%, 7/12/05	3,355,769
2,237,970	Rabobank Nederland,
	2.02%, 3/02/05	2,237,970
	Total Certificates of Deposit
	(Cost $5,593,739)	5,593,739

	COMMERCIAL PAPER 11.4%
2,237,970	CCN Bluegrass,	2,237,970
	2.34%, 11/18/05 (d)
4,923,534	CCN Orchard Park	4,923,534
	2.02%, 10/06/05 (d)
4,028,346	Ford Credit,	4,007,600
	2.07%, 1/20/05 (d) (e)
3,356,955	Goldman Sachs Group, Inc.,	3,356,955
	1.71%, 4/22/05
6,713,910	Lakeside Funding LLC,	6,713,909
	2.40%, 1/10/05
5,594,925	Leafs LLC, 2.01%, 4/20/05	5,594,925
3,356,955	Lehman Brothers,	3,356,955
	2.38%, 1/19/05
3,356,955	MBNA Credit,	3,339,941
	2.06%, 1/18/05 (d) (e)
5,594,925	Main St. Warehouse,	5,584,480
	2.40%, 1/24/05 (e)

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal Value		Market Value
	COMMERCIAL PAPER (Continued)
$1,790,376	Main St. Warehouse,	$1,786,588
	2.39%, 1/11/05 (e)

1,790,376	Morgan Stanley, 2.01%, 3/07/05	1,790,376
2,014,173	Morgan Stanley, 2.17%, 3/11/05	2,014,173
2,014,173	Morgan Stanley, 2.39%, 6/06/05	2,014,173
1,118,985	Morgan Stanley, 2.39%, 9/09/05	1,118,985
2,685,564	Sigma Finance,
	2.38%, 5/17/05 (d)	2,685,027
	Total Commercial Paper
	(Cost $50,525,591)	50,525,591

	CORPORATE BONDS AND NOTES 3.0%
2,237,970	Bayerische Landesbank
	1.92%, 11/23/05	2,237,970
6,490,113	Halogen Funding Company,
	2.39%, 1/18/06 (d)	6,490,112
2,014,173	Northlake, 2.52%, 3/07/05 (d)	2,014,173
2,685,564	Metlife Global, 2.26%, 4/28/08	2,685,564
	Total Corporate Bonds and Notes
	(Cost $13,427,819)	13,427,819

	CORPORATE PAYDOWN SECURITY 1.0%
4,346,704	REMAC, 2.16%, 3/12/05 (d)	4,346,703
	Total Corporate Paydown
	Security (Cost $4,346,703)	4,346,703

Number of Shares
	MUTUAL FUND 0.0%
2,229	Merrill Lynch Premier
	Institutional Fund	2,229
	Total Mutual Fund
	(Cost $2,229)	2,229

Principal Value
	PRINCIPAL CASH 0.0%
$ 6	Principal Cash	6
	Total Principal Cash
	(Cost $6)	6

	REPURCHASE AGREEMENTS 17.9%
11,189,850	CS First Boston Repurchase
	Agreement, 2.36%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	11,189,849

Principal		Market
Value		Value
	REPURCHASE AGREEMENTS (Continued)
$3,804,549	CS First Boston Repurchase
	Agreement, 2.37%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	$3,804,549
4,475,940	CS First Boston Repurchase
	Agreement, 2.29%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	4,475,940
22,379,698	JP Morgan Repurchase
	Agreement, 2.28%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	22,379,697
4,028,346	Lehman Brothers Repurchase
	Agreement, 2.43%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	4,028,346
17,903,760	Merrill Lynch Repurchase
	Agreement, 2.40%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	17,903,757
15,665,790	Morgan Stanley Repurchase
	Agreement, 2.34%, due 1/03/05
	(Collateralized by Ginnie Mae
	Collateralized Mortgage
	Obligations)	15,665,787
	Total Repurchase Agreements
	(Cost $79,447,925)	79,447,925
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $153,344,012)	153,344,012
	Total Investments 134.3%
	(Cost $523,342,055)	596,138,741
	Liabilities, less
	Other Assets (34.3)%	(152,350,217)
	Total Net Assets 100.0%	$443,788,524

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security represents investments of securities lending collateral.
(c)	Foreign Issued.
(d)	Restricted under Rule 144a of the Securities Act of 1933.
(e)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2004.

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS 96.4%
	Air Freight & Logistics 0.4%
25,000	United Parcel Service, Inc. (b)	$2,136,500
	Airlines 0.6%
113,120	AMR Corp. (a)(b)	1,238,664
242,080	Delta Air Lines, Inc. (a)(b).	1,810,758
		3,049,422
	Auto Components 1.8%
553,130	Delphi Corp. (b)	4,989,232
240,330	The Goodyear Tire &
	Rubber Co. (a)(b)	3,523,238
		8,512,470
	Automobiles 3.4%
558,910	Ford Motor Co. (b).	8,182,443
202,640	General Motors Corp. (b)	8,117,758
		16,300,201
	Beverages 0.8%
63,400	Diageo PLC ADR ADR	3,669,592
	Capital Markets 0.5%
39,000	Morgan Stanley	2,165,280
	Chemicals 0.4%
62,330	Great Lakes Chemical Corp.	1,775,782
	Commercial Banks 5.1%
69,700	Fifth Third Bancorp (b)	3,295,416
123,895	HSBC Holdings PLC ADR (b)	10,548,420
62,800	Lloyds TSB Group Plc ADR (b)	2,310,412
136,100	Wells Fargo & Co. (b)	8,458,615
	Commercial Services & Supplies 1.6%	24,612,863
30,700	Dun & Bradstreet Corp. (a)	1,831,255
89,600	H&R Block, Inc. (b)	4,390,400
48,090	Waste Management, Inc.	1,439,815
		7,661,470
	Communications Equipment 1.1%
1,453,560	Lucent Technologies, Inc. (a)(b)	5,465,386
	Computers & Peripherals 2.3%
364,670	Hewlett-Packard Co.	7,647,130
41,700	Lexmark International, Inc. (a)	3,544,500
		11,191,630
	Construction Materials 0.4%
35,200	Vulcan Materials Co.	1,922,272
	Consumer Finance 2.9%
246,400	American Express Co. (b)	13,889,568

Number of		Market
Shares		Value
	Containers & Packaging 1.6%
140,900	Sealed Air Corp. (a)(b)	$7,505,743
	Diversified Financial Services 6.1%
58,490	CIT Group, Inc.	2,680,012
173,300	Citigroup, Inc.	8,349,594
384,276	J.P. Morgan Chase & Co.	14,990,607
36,700	Moody’s Corp. (b)	3,187,395
		29,207,608
	Diversified Telecommunication Services 5.3%
330,660	BellSouth Corp.	9,189,042
374,420	SBC Communications, Inc.	9,648,803
157,700	Verizon Communications, Inc.	6,388,427
		25,226,272
	Electric Utilities 0.5%
68,330	American Electric
	Power Co, Inc. (b)	2,346,452
	Food & Staples Retailing 7.9%
405,640	Albertson’s, Inc. (b)	9,686,683
182,000	Costco Wholesale Corp.	8,810,620
495,330	Safeway, Inc. (a)(b)	9,777,814
553,290	The Kroger Co. (a)(b)	9,704,707
		37,979,824
	Food Products 0.5%
46,600	Hershey Foods Corp.	2,588,164
	Health Care Providers & Services 3.3%
56,000	Cardinal Health, Inc.	3,256,400
143,340	HCA, Inc.	5,727,867
210,440	Service Corp. International (a)	1,567,778
497,930	Tenet Healthcare Corp. (a)(b)	5,467,271
		16,019,316
	Household Durables 1.9%
57,840	American Greetings	1,466,244
240,600	Newell Rubbermaid, Inc. (b)	5,820,114
80,260	Tupperware Corp. (b)	1,662,987
		8,949,345
	Industrial Conglomerates 2.1%
279,200	Tyco International Ltd. (b)(c)	9,978,608
	Insurance 12.9%
188,300	American International Group, Inc.	12,365,661
137,800	AON Corp. (b)	3,287,908
4,195	Berkshire Hathaway, Inc. (a)(b)	12,316,520
169,510	Loews Corp.	11,916,553
111,060	Marsh & McLennan
	Companies, Inc.	3,653,874

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
111,680	The Phoenix Cos Inc. (b)	$1,396,000
101,900	The Progressive Corp.	8,645,196
50,625	Transatlantic Holdings, Inc. (b)	3,130,144
289,480	UnumProvident Corp. (b)	5,193,271
		61,905,127
	IT Services 2.6%
288,040	Electronic Data Systems Corp.	6,653,724
69,600	Iron Mountain, Inc. (a)	2,122,104
363,910	Unisys Corp. (a)	3,704,604
		12,480,432
	Leisure Equipment & Products 0.5%
126,060	Mattel, Inc.	2,456,909
	Media 2.1%
255,800	Comcast Corp. (a)(b)	8,400,472
18,600	Gannett Co, Inc. (b)	1,519,620
		9,920,092
	Multiline Retail 1.2%
186,900	The May Department
	Stores Co. (b)	5,494,860
	Office Electronics 0.8%
218,230	Xerox Corp. (a)(b)	3,712,092
	Oil & Gas 5.9%
78,852	ConocoPhillips	6,846,719
137,600	Devon Energy Corp. (b)	5,355,392
672,720	El Paso Corp.	6,996,288
56,000	EOG Resources, Inc. (b)	3,996,160
88,300	Occidental Petroleum Corp.	5,153,188
		28,347,747
	Pharmaceuticals 9.5%
380,480	Bristol-Myers Squibb Co. (b)	9,747,898
46,700	Eli Lilly & Co.	2,650,225
324,960	Merck & Co., Inc.	10,444,214
319,210	Pfizer, Inc.	8,583,557
487,500	Schering-Plough Corp. (b)	10,179,000
85,570	Wyeth	3,644,426
		45,249,320
	Semiconductor & Semiconductor
	Equipment 1.7%
664,590	Micron Technology, Inc. (a)(b)	8,207,686
	Software 0.6%
104,500	Microsoft Corp.	2,791,195

Number of		Market
Shares		Value
24,900	Specialty Retail 1.2%
176,310	Autozone, Inc. (a)(b)	2,273,619
	Toys “R” Us, Inc. (a)(b)	3,609,066
		5,882,685
131,000	Thrifts & Mortgage Finance 1.7%
	Golden West Financial Corp.	8,046,020
380,460	Tobacco 5.2%
23,300	Altria Group, Inc. (b)	23,246,106
	Reynolds American, Inc. (b)	1,831,380
		25,077,486
	Total Common Stocks
	(Cost $402,399,662)
14,021,779	SHORT TERM INVESTMENTS 2.9%
	Federated Prime Obligations Fund	14,021,779
	Total Short-Term Investments
	(Cost $14,021,779)	14,021,779
Principal
Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 34.6%
	CERTIFICATES OF DEPOSIT 1.3%
$3,625,077	Natexis Banque, 2.13%, 7/12/05	3,623,797
2,416,718	Rabobank Nederland, 2.02%, 3/02/05	2,416,718
	Total Certificates of Deposit
	(Cost $6,040,515) .	6,040,515
	COMMERCIAL PAPER 11.4%
2,416,718	CCN Bluegrass,
	2.34%, 11/18/05 (d)	2,416,718
5,316,779	CCN Orchard Park,
	2.02%, 10/06/05 (d)	5,316,779
4,350,092	Ford Credit,
	2.07%, 1/20/05 (d) (e)	4,327,689
3,625,077	Goldman Sachs Group, Inc.,
	1.71%, 4/22/05	3,625,077
7,250,154	Lakeside Funding LLC,
	2.40%, 1/10/05	7,250,153
6,041,795	Leafs LLC, 2.01%, 4/20/05	6,041,795
3,625,077	Lehman Brothers,
	2.38%, 1/19/05	3,625,077
3,625,077	MBNA Credit,
	2.06%, 1/18/05 (d) (e)	3,606,705
6,041,795	Main St. Warehouse,
	2.40%, 1/24/05 (e)	6,030,516

See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	COMMERCIAL PAPER (Continued)
$1,933,374	Main St. Warehouse,
	2.39%, 1/11/05 (e)	1,929,284
1,933,374	Morgan Stanley, 2.01%, 3/07/05	1,933,374
2,175,046	Morgan Stanley, 2.17%, 3/11/05	2,175,046
2,175,046	Morgan Stanley, 2.39%, 6/06/05	2,175,046
1,208,359	Morgan Stanley, 2.39%, 9/09/05	1,208,359
2,900,062	Sigma Finance,
	2.38%, 5/17/05 (d)	2,899,481
	Total Commercial Paper
	(Cost $54,561,099)	54,561,099
	CORPORATE BONDS AND NOTES 3.0%
2,416,718	Bayerische Landesbank,
	1.92%, 11/23/05	2,416,718
7,008,482	Halogen Funding Company,
	2.39%, 1/18/06 (d)	7,008,482
2,175,046	Northlake, 2.52%, 3/07/05 (d)	2,175,046
2,900,062	Metlife Global, 2.26%, 4/28/08	2,900,062
	Total Corporate Bonds and Notes
	(Cost $14,500,308)	14,500,308
	CORPORATE PAYDOWN SECURITY 1.0%
	REMAC, 2.16%, 3/12/05 (d)	4,693,877
	Total Corporate Paydown
	Security (Cost $4,693,877)	4,693,877
Number of
Shares
	MUTUAL FUND 0.0%
2,407	Merrill Lynch Premier
	Institutional Fund	2,407
	Total Mutual Fund
	(Cost $2,407)	2,407

	PRINCIPAL CASH 0.0%
$ 7	Principal Cash.	7
	Total Principal Cash
	(Cost $7)	7
	REPURCHASE AGREEMENTS 17.9%
12,083,590	CS First Boston Repurchase
	Agreement, 2.36%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	12,083,589

Principal		Market
Value		Value
	REPURCHASE AGREEMENTS 17.9%
$4,108,420	CS First Boston Repurchase
	Agreement, 2.37%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	$4,108,420
4,833,436	CS First Boston Repurchase
	Agreement, 2.29%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	4,833,436
24,167,179	JP Morgan Repurchase
	Agreement, 2.28%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	24,167,177
4,350,092	Lehman Brothers Repurchase
	Agreement, 2.43%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	4,350,092
19,333,743	Merrill Lynch Repurchase
	Agreement, 2.40%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	19,333,743
16,917,026	Morgan Stanley Repurchase
	Agreement, 2.34%, due 1/03/05
	(Collateralized by Ginnie Mae
	Collateralized Mortgage
	Obligations)	16,917,025
	Total Repurchase Agreements
	(Cost $85,793,482).	85,793,482
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $165,591,695)	165,591,695
	Total Investments 133.9%
	(Cost $582,013,136)	641,338,893
	Liabilities, less
	Other Assets (33.9)%	(162,358,419)
	Total Net Assets 100.0%	$478,980,474
.
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security represents investments of securities lending collateral.
(c)	Foreign Issued.
(d)	Restricted under Rule 144a of the Securities Act of 1933.
(e)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2004.

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS 96.7%
	Air Freight & Logistics 5.4%
55,000	CH Robinson Worldwide, Inc.	$3,053,600
60,000	Expeditors International
	Washington, Inc. (b)	3,352,800
		6,406,400
	Auto Components 3.0%
95,000	Gentex Corp. (b)	3,516,900
	Biotechnology 5.0%
23,200	Affymetrix, Inc. (a)(b)	847,960
15,300	Digene Corp. (a)	400,095
22,600	Genentech, Inc. (a)(b)	1,230,344
13,500	Onyx Pharmaceuticals, Inc. (a)(b)	437,265
67,000	Techne Corp. (a)	2,606,300
25,900	Vicuron Pharmaceuticals, Inc. (a)	450,919
		5,972,883
	Capital Markets 4.3%
35,000	BlackRock, Inc.	2,704,100
20,200	SEI Investments Co.	846,986
24,700	T. Rowe Price Group, Inc.	1,536,340
		5,087,426
	Commercial Services & Supplies 6.1%
47,500	DeVry, Inc. (a)(b)	824,600
90,000	Jackson Hewitt Tax Service, Inc.	2,272,500
36,400	Robert Half International, Inc. (b)	1,071,252
220,000	The ServiceMaster Co. (b)	3,033,800
		7,202,152
	Communications Equipment 5.0%
82,400	Juniper Networks, Inc. (a)(b)	2,240,456
45,100	Research In Motion Ltd. (a)(b)(c)	3,717,142
		5,957,598
	Computers & Peripherals 3.2%
46,900	Network Appliance, Inc. (a)(b)	1,558,018
90,000	SanDisk Corp. (a)	2,247,300
		3,805,318
	Containers & Packaging 2.9%
100,000	Packaging Corp of America	2,355,000
45,000	Pactiv Corp. (a)(b)	1,138,050
		3,493,050
	Diversified Financial Services 2.2%
66,000	Financial Federal Corp. (b)	2,587,200
	Diversified Telecommunication Services 1.0%
33,450	Sprint Corp. (b)	831,232

Number of		Market
Shares		Value
	Diversified Telecommunication
	Services (Continued)
90,200	Time Warner Telecom, Inc. (a)	$393,272
		1,224,504
	Electromedical And
	Electrotherapeutic Apparatus 0.4%
22,560	Intralase Corp. (a)	529,709
	Electronic Equipment & Instruments 0.4%
16,500	Cognex Corp.	460,350
	Health Care Equipment & Supplies 0.5%
22,900	Kyphon, Inc. (a)	589,904
	Health Care Providers & Services 0.5%
7,500	Express Scripts, Inc. (a)	573,300
	Hotels Restaurants & Leisure 5.5%
130,000	GTECH Holdings Corp. (b)	3,373,500
75,000	Ihop Corp. (b)	3,141,750
		6,515,250
	Internet & Catalog Retail 6.4%
40,300	Amazon.Com, Inc. (a)(b)	1,784,887
49,700	eBay, Inc. (a)(b)	5,779,044
		7,563,931
	Internet Software & Services 9.9%
500,000	RealNetworks, Inc. (a)(b)	3,310,000
420,000	SkillSoft PLC ADR (a)	2,373,000
42,100	VeriSign, Inc. (a)(b)	1,411,192
123,000	Yahoo!, Inc. (a)(b)	4,634,640
		11,728,832
	IT Services 3.2%
18,300	CheckFree Corp. (a)(b)	696,864
30,000	Global Payments, Inc. (b)	1,756,200
38,800	Paychex, Inc.	1,322,304
		3,775,368
	Machinery 1.4%
45,000	Graco, Inc.	1,680,750
	Media 9.6%
33,300	Cablevision Systems Corp. (a)	829,170
21,400	Clear Channel
	Communications, Inc. (b)	716,686
35,200	Cox Radio, Inc. (a)	580,096
77,300	EchoStar Communications
	Corp. (a)	2,569,452
500,000	Gemstar-TV Guide
	International, Inc. (a)	2,960,000
See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Media (Continued)
72,712	Univision
	Communications, Inc. (a)(b)	$2,128,280
60,500	Westwood One, Inc. (a)	1,629,265
		11,412,949
	Motion Picture And Video Tape
	Production 0.2%
6,600	Dreamworks Animation
	Skg, Inc. (a)	247,566
	Multiline Retail 2.2%
87,000	Tuesday Morning Corp. (a)	2,664,810
	Oil & Gas 1.4%
24,000	EOG Resources, Inc. (b)	1,712,640
	Pharmaceuticals 1.5%
11,400	Eon Labs, Inc. (a)	307,800
31,000	MGI Pharma, Inc. (a)(b)	868,310
26,800	Nektar Therapeutics (a)	542,432
		1,718,542
	Semiconductor & Semiconductor
	Equipment 6.4%
31,300	Altera Corp. (a)	647,910
20,300	Intersil Corp.	339,822
73,100	Maxim Integrated Products, Inc.	3,098,709
55,000	Mindspeed
	Technologies, Inc. (a)(b)	152,900
16,800	Novellus Systems, Inc. (a)	468,552
96,900	Xilinx, Inc. (b)	2,873,085
		7,580,978
	Software 3.7%
52,000	Agile Software Corp. (a)	424,840
45,000	McAfee, Inc. (a)(b)	1,301,850
13,800	NAVTEQ Corp. (a)	639,768
75,500	Opsware, Inc. (a)	554,170
48,400	Red Hat, Inc. (a)(b)	646,140
47,200	Salesforce.com, Inc. (a)(b)	799,568
		4,366,336
	Specialty Retail 4.1%
49,000	Bed Bath & Beyond, Inc. (a)(b)	1,951,670
6,300	Chico’s FAS, Inc. (a)(b)	286,839
65,000	Weight Watchers
	International, Inc. (a)(b)	2,669,550
		4,908,059

Number of		Market
Shares		Value
	Surgical And Medical Instruments
	And Apparatus 0.5%
23,200	Foxhollow
	Technologies, Inc. (a)(b)	$570,488
	Wireless Telecommunication Services 0.8%
11,800	Telephone & Data Systems, Inc. (b)	908,010
	Total Common Stocks
	(Cost $94,415,417)	114,761,203
	SHORT TERM INVESTMENTS 3.5%
4,161,471	Federated Prime Obligations Fund	4,161,471
	Total Short-Term Investments
	(Cost $4,161,471)	4,161,471

Principal Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 38.1%
	CERTIFICATES OF DEPOSIT 1.4%
$ 988,531	Natexis Banque, 2.13%, 7/12/05	988,182
659,021	Rabobank Nederland,
	2.02%, 3/02/05	659,021
	Total Certificates of Deposit
	(Cost $1,647,203)	1,647,203
	COMMERCIAL PAPER 12.6%
659,021	CCN Bluegrass,
	2.34%, 11/18/05 (d)	659,021
1,449,846	CCN Orchard Park,
	2.02%, 10/06/05 (d)	1,449,846
1,186,237	Ford Credit, 2.07%, 1/20/05 (d) (e)	1,180,128
988,531	Goldman Sachs Group, Inc.,
	1.71%, 4/22/05	988,531
1,977,062	Lakeside Funding LLC,
	2.40%, 1/10/05	1,977,062
1,647,552	Leafs LLC, 2.01%, 4/20/05	1,647,552
988,531	Lehman Brothers, 2.38%, 1/19/05	988,531
988,531	MBNA Credit,
	2.06%, 1/18/05 (d) (e)	983,521
1,647,552	Main St. Warehouse,
	2.40%, 1/24/05 (e)	1,644,476
527,217	Main St. Warehouse,
	2.39%, 1/11/05 (e)	526,101
527,217	Morgan Stanley,
	2.01%, 3/07/05	527,217

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	COMMERCIAL PAPER (Continued)
$593,119	Morgan Stanley, 2.17%, 3/11/05	$593,119
593,119	Morgan Stanley, 2.39%, 6/06/05	593,119
329,510	Morgan Stanley, 2.39%, 9/09/05	329,510
790,825	Sigma Finance, 2.38%, 5/17/05 (d)	790,667
	Total Commercial Paper
	(Cost $14,878,401)	14,878,401
	CORPORATE BONDS AND NOTES 3.3%
659,021	Bayerische Landesbank,
	1.92%, 11/23/05	659,021
1,911,160	Halogen Funding Company,
	2.39%, 1/18/06 (d)	1,911,160
593,119	Northlake, 2.52%, 3/07/05 (d)	593,119
790,825	Metlife Global, 2.26%, 4/28/08	790,825
	Total Corporate Bonds and Notes
	(Cost $3,954,125)	3,954,125
	CORPORATE PAYDOWN SECURITY 1.1%
1,279,985	REMAC, 2.16%, 3/12/05 (d)	1,279,985
	Total Corporate Paydown
	Security (Cost $1,279,985)	1,279,985

Number of
Shares
	MUTUAL FUND 0.0%
656	Merrill Lynch Premier
	Institutional Fund	656
	Total Mutual Fund
	(Cost $656)	656

Principal
Value
	PRINCIPAL CASH 0.0%
$2	Principal Cash	2
	Total Principal Cash
	(Cost $2)	2

	REPURCHASE AGREEMENTS 19.7%
3,295,104	CS First Boston Repurchase
	Agreement, 2.36%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	3,295,104
1,120,335	CS First Boston Repurchase
	Agreement, 2.37%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	1,120,335

Principal		Market
Value		Value
	REPURCHASE AGREEMENTS (Continued)
$1,318,041	CS First Boston Repurchase
	Agreement, 2.29%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	$1,318,041
6,590,208	JP Morgan Repurchase
	Agreement, 2.28%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	6,590,206
1,186,237	Lehman Brothers Repurchase
	Agreement, 2.43%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	1,186,237
5,272,166	Merrill Lynch Repurchase
	Agreement, 2.40%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	5,272,165
4,613,145	Morgan Stanley Repurchase
	Agreement, 2.34%, due 1/03/05
	(Collateralized by Ginnie Mae
	Collateralized Mortgage
	Obligations)	4,613,145
	Total Repurchase Agreements
	(Cost $23,395,233)	23,395,233
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $45,155,605)	45,155,605
	Total Investments 138.3%
	(Cost $143,732,493)	164,078,279
	Liabilities, less
	Other Assets (38.3)%	(45,444,415)
	Total Net Assets 100.0%	$118,633,864

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security represents investments of securities lending collateral.
(c)	Foreign Issued.
(d)	Restricted under Rule 144a of the Securities Act of 1933.
(e)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2004.

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS 96.0%
	Aerospace & Defense 2.9%
38,700	Esterline Technologies
	Corp. (a)(b)	$1,263,555
51,000	Goodrich Corp.	1,664,640
23,850	Moog, Inc. (a)	1,081,598
		4,009,793
	Automobiles 0.9%
31,600	Thor Industries, Inc. (b)	1,170,780
	Building Products 0.9%
33,000	NCI Building Systems, Inc. (a)	1,237,500
	Capital Markets 6.5%
111,100	E*Trade Financial Corp. (a)(b)	1,660,945
95,200	Janus Capital Group, Inc. (b)	1,600,312
58,200	Northern Trust Corp. (b)	2,827,356
21,225	T. Rowe Price Group, Inc	1,320,195
67,000	Waddell & Reed Financial, Inc.	1,540,905
		8,949,713
	Chemicals 5.3%
50,300	Airgas, Inc	1,333,453
32,900	Cytec Industries, Inc.	1,691,718
27,800	International Flavors &
	Fragrances, Inc.	1,190,952
37,400	Lyondell Chemical Co. (b)	1,081,608
108,500	Methanex Corp. (c)	1,981,210
		7,278,941
	Commercial Banks 3.8%
55,300	Banknorth Group, Inc.	2,023,980
25,900	First Horizon National Corp. (b)	1,116,549
21,600	Hibernia Corp.	637,416
50,950	North Fork
	Bancorporation, Inc. (b)	1,469,907
		5,247,852
	Commercial Services & Supplies 9.6%
49,800	Aramark Corp
15,300	Brady Corp.	1,320,198
25,950	DeVry, Inc. (a)(b)	957,321
15,375	Dun & Bradstreet Corp. (a)(b)	450,492
55,250	Equifax, Inc.	917,119
47,850	Herman Miller, Inc. (b)	1,552,525
23,400	Manpower, Inc. (b)	1,322,096
40,175	Pitney Bowes, Inc.	1,130,220
30,005	RR Donnelley & Sons Co.	1,859,299
43,150	Sotheby’s Holdings (a)(b)	1,058,876
		783,604

Number of		Market
Shares		Value
	Commercial Services & Supplies (Continued)
48,600	The ServiceMaster Co. (b)	$670,194
76,950	Steelcase, Inc.	1,064,988
		13,086,932
	Communications Equipment 1.7%
82,900	Andrew Corp. (a)(b)	1,129,927
171,100	Arris Group, Inc. (a)(b)	1,204,544
		2,334,471
	Computers & Peripherals 1.6%
16,200	Diebold, Inc. (b)	902,826
50,100	UNOVA, Inc. (a)(b)	1,267,029
		2,169,855
	Consumer Finance 0.1%
7,400	MoneyGram International, Inc.	156,436
	Diversified Financial Services 0.7%
25,050	Brascan Corp. (c)	902,050
	Diversified Telecommunication Services 0.9%
33,500	CenturyTel, Inc. (b)	1,188,245
	Electric Utilities 2.0%
122,500	Centerpoint Energy, Inc. (b)	1,384,250
40,200	PG&E Corp. (a)(b)	1,337,856
		2,722,106
	Electrical Equipment 1.0%
44,400	Acuity Brands, Inc.	1,411,920
	Electronic Equipment & Instruments 2.4%
30,100	Amphenol Corp. (a)(b)	1,105,874
20,150	Anixter International, Inc. (a)(b)	725,198
14,700	CDW Corp. (b)	975,345
13,200	Global Imaging Systems, Inc. (a)	521,400
		3,327,817
	Energy Equipment & Services 1.2%
46,200	Pride International, Inc. (a)(b)	948,948
14,100	Weatherford International
	Ltd. (a)(b)(c)	723,330
		1,672,278
	Food Products 0.9%
27,300	The JM Smucker Co.	1,285,011
	Gas Utilities 0.9%
49,900	Southern Union Co. (a)(b)	1,196,602
	Health Care Equipment & Supplies 3.4%
8,300	C.R. Bard, Inc.	531,034

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
25,368	Fisher Scientific
	International (a)(b)	$1,582,456
28,250	Invacare Corp.	1,306,845
34,500	Sybron Dental	1,220,610
	Specialties, Inc. (a)	4,640,945
	Health Care Providers & Services 3.4%
94,850	IMS Health, Inc.	2,201,469
69,450	Omnicare, Inc. (b)	2,404,359
		4,605,828
	Hotels Restaurants & Leisure 4.4%
85,300	Caesars Entertainment, Inc. (a)	1,717,942
50,200	Intrawest Corp. (c)	1,154,098
18,600	Royal Caribbean
	Cruises Ltd. (b)(c)	1,012,584
57,100	Ruby Tuesday, Inc.	1,489,168
12,700	Yum! Brands, Inc. (b)	599,186
		5,972,978
	Household Durables 3.8%
45,700	American Greetings (b)	1,158,495
15,500	Mohawk Industries, Inc. (a)(b)	1,414,375
23,025	The Black & Decker Corp. (b)	2,033,798
12,000	The Stanley Works (b)	587,880
		5,194,548
	Household Products 2.2%
20,800	Clorox Co.	1,225,744
36,350	Energizer Holdings, Inc. (a)(b)	1,806,231
		3,031,975
	Industrial Conglomerates 1.3%
28,450	Carlisle Cos, Inc. (b)	1,846,974
	Insurance 10.9%
16,200	AMBAC Financial Group, Inc. (b)	1,330,506
35,700	Assurant, Inc. (b)	1,090,635
18,000	Everest Re Group Ltd. (c)	1,612,080
600	Fidelity National Financial, Inc.	27,402
56,650	HCC Insurance Holdings, Inc. (b)	1,876,248
7,135	Markel Corp. (a)(b)	2,597,140
42,300	MBIA, Inc. (b)	2,676,744
33,400	Montpelier Re Holdings Ltd (c)	1,284,230
28,800	Protective Life Corp.	1,229,472
16,375	XL Capital Ltd. (b)(c)	1,271,519
		14,995,976

Number of		Market
Shares		Value
	IT Services 2.5%
20,875	Certegy, Inc.	$741,689
93,200	SunGard Data Systems, Inc. (a)(b)	2,640,356
	Leisure Equipment & Products 1.4%	3,382,045
51,825	Hasbro, Inc.	1,004,369
46,700	Mattel, Inc.	910,183
		1,914,552
	Machinery 4.6%
24,600	Briggs & Stratton Corp. (b)	1,022,868
45,612	IDEX Corp.	1,847,286
32,700	Kaydon Corp. (b)	1,079,754
15,000	Oshkosh Truck Corp.	1,025,700
43,200	Watts Water Technologies, Inc.	1,392,768
		6,368,376
	Media 6.1%
35,900	Belo Corp.	942,016
30,900	Entercom Communications
	Corp. (a)(b)	1,109,001
33,000	Harte-Hanks, Inc.	857,340
92,810	Interpublic Group of
	Companies, Inc. (a)(b)	1,243,654
22,600	Knight-Ridder, Inc.	1,512,844
19,065	McClatchy Co.	1,369,058
36,750	Valassis
	Communications, Inc. (a)(b)	1,286,617
		8,320,530
	Multiline Retail 4.1%
68,900	Dollar Tree Stores, Inc. (a)(b)	1,976,052
32,825	Neiman Marcus Group,
	Inc. - Class A (b)	2,348,301
42,100	Tuesday Morning Corp. (a)(b)	1,289,523
		5,613,876
	Multi-Utilities & Unregulated Power 0.9%
23,300	Questar Corp.	1,187,368
	Real Estate 0.7%
14,600	The St Joe Co. (b)	937,320
	Road & Rail 1.0%
34,700	CSX Corp. (b)	1,390,776
	Software 0.6%
29,100	Amdocs Ltd (a)(c)	763,875
	Specialty Retail 1.0%
64,700	Blockbuster, Inc. (b)	617,238

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
25,800	United Auto Group, Inc.	$763,422
		1,380,660
	Commercial Banks 0.4%
19,400	Greater Bay Bancorp (b)	540,872
	Total Common Stocks
	(Cost $110,015,921)	131,437,776
	SHORT TERM INVESTMENTS 4.1%
5,558,949	Federated Prime Obligations Fund	5,558,949
	Total Short-Term Investments
	(Cost $5,558,949)	5,558,949

Principal
Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 36.4%
	CERTIFICATES OF DEPOSIT 1.3%
$1,093,181	Natexis Banque, 2.13%, 7/12/05	1,092,795
728,787	Rabobank Nederland,
	2.02%, 3/02/05	728,787
	Total Certificates of Deposit
	(Cost $1,821,582)	1,821,582
	COMMERCIAL PAPER 12.0%
728,787	CCN Bluegrass,
	2.34%, 11/18/05 (d)	728,787
1,603,332	CCN Orchard Park,
	2.02%, 10/06/05 (d)	1,603,332
1,311,817	Ford Credit, 2.07%, 1/20/05 (d) (e)	1,305,061
1,093,181	Goldman Sachs Group, Inc.,
	1.71%, 4/22/05	1,093,181
2,186,362	Lakeside Funding LLC,
	2.40%, 1/10/05	2,186,362
1,821,969	Leafs LLC, 2.01%, 4/20/05	1,821,969
1,093,181	Lehman Brothers, 2.38%, 1/19/05	1,093,181
1,093,181	MBNA Credit,
	2.06%, 1/18/05 (d) (e)	1,087,641
1,821,969	Main St. Warehouse,
	2.40%, 1/24/05 (e)	1,818,568
583,030	Main St. Warehouse,
	2.39%, 1/11/05 (e)	581,797
583,030	Morgan Stanley, 2.01%, 3/07/05	583,030
655,909	Morgan Stanley, 2.17%, 3/11/05	655,909
655,909	Morgan Stanley, 2.39%, 6/06/05	655,909

Principal		Market
Value		Value
	COMMERCIAL PAPER (Continued)
$364,394	Morgan Stanley, 2.39%, 9/09/05	$364,394
874,545	Sigma Finance, 2.38%, 5/17/05 (d)	874,370
	Total Commercial Paper
	(Cost $16,453,491)	16,453,491
	CORPORATE BONDS AND NOTES 3.2%
728,787	Bayerische Landesbank,
	1.92%, 11/23/05	728,787
2,113,484	Halogen Funding Company,
	2.39%, 1/18/06 (d)	2,113,484
655,909	Northlake, 2.52%, 3/07/05 (d)	655,909
874,545	Metlife Global, 2.26%, 4/28/08	874,545
	Total Corporate Bonds and Notes
	(Cost $4,372,725)	4,372,725
	CORPORATE PAYDOWN SECURITY 1.0%
1,415,490	REMAC, 2.16%, 3/12/05 (d)	1,415,489
	Total Corporate
	Paydown Security
	(Cost $1,415,489)	1,415,489

Number of
Shares
	MUTUAL FUND 0.0%
726	Merrill Lynch Premier
	Institutional Fund	726
	Total Mutual Fund
	(Cost $726)	726

Principal
Value
	PRINCIPAL CASH 0.0%
$2	Principal Cash	2
	Total Principal Cash
	(Cost $2)	2
	REPURCHASE AGREEMENTS 18.9%
3,643,937	CS First Boston Repurchase
	Agreement, 2.36%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	3,643,937
1,238,939	CS First Boston Repurchase
	Agreement, 2.37%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	1,238,939

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	REPURCHASE AGREEMENTS (Continued)
$1,457,575	CS First Boston Repurchase
	Agreement, 2.29%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	$1,457,575
7,287,875	JP Morgan Repurchase
	Agreement, 2.28%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	7,287,874
1,311,817	Lehman Brothers Repurchase
	Agreement, 2.43%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	1,311,817
5,830,300	Merrill Lynch Repurchase
	Agreement, 2.40%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	5,830,299
5,101,512	Morgan Stanley Repurchase
	Agreement, 2.34%, due 1/03/05
	(Collateralized by Ginnie Mae
	Collateralized Mortgage
	Obligations)	5,101,512
	Total Repurchase Agreements
	(Cost $25,871,953)	25,871,953
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $49,935,968)	49,935,968
	Total Investments 136.5%
	(Cost $165,510,838)	186,932,693
	Liabilities in Excess of
	Other Assets (36.5)%	(50,034,875)
	Total Net Assets 100.0%	$136,897,818

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security represents investments of securities lending collateral.
(c)	Foreign Issued.
(d)	Restricted under Rule 144a of the Securities Act of 1933.
(e)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2004.

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS 94.7%
	Australia 3.4%
175,400	BHP Billiton Ltd. ADR (b)	$4,213,108
338,400	Coca-Cola Amatil Ltd ADR (b)	4,313,314
171,000	Santos Limited ADR	4,510,980
		13,037,402
	Austria 4.5%
157,000	Boehler-Uddeholm AG ADR (b)	6,607,439
152,800	Erste Bank der Oesterreichischen
	Sparkassen AG ADR (a)	4,081,181
716,500	Wienerberger
	Baustoffinustrie ADR (b)	6,846,516
		17,535,136
	Britain 2.5%
182,000	Shire Pharmaceuticals PLC ADR (b)	5,814,900
76,900	Smith & Nephew PLC ADR (b)	3,980,344
		9,795,244
	Canada 2.3%
59,500	Canadian National Railway Co. (c)	3,644,375
61,300	Petro-Canada (c)	3,127,526
74,100	Talisman Energy, Inc. (c)	1,997,736
		8,769,637
	France 11.5%
189,800	AXA ADR	4,697,550
282,600	BNP Paribas ADR (b)	10,236,902
138,800	LVMH Moet Hennessy
	Louis Vuitton SA ADR	2,126,236
205,150	Pernod-Ricard ADR (b)	7,856,609
103,000	Total SA ADR (b)	11,313,520
259,900	Vivendi Universal SA ADR (a)(b)	8,334,993
		44,565,810
	Germany 7.8%
28,000	Continental AG ADR (b)	1,779,257
72,000	Deutsche Bank AG (c)	6,408,720
263,400	Deutsche Telekom AG ADR (a)(b)	5,973,912
19,400	Puma AG Rudolf Dassler Sport ADR	5,297,622
129,000	Siemens AG ADR (b)	10,922,430
		30,381,941
	Greece 1.3%
596,800	Alpha Bank AE ADR (a)	5,203,857
	Hong Kong 5.1%
1,124,000	Bank of East Asia Ltd ADR (b)	3,492,268
685,800	Hang Lung Properties Ltd ADR (b)	5,293,896

Number of		Market
Shares		Value
	Hong Kong (Continued)
331,200	Jardine Matheson
	Holdings Ltd ADR	$5,266,080
1,127,000	Sino Land Co. ADR	5,546,080
		19,598,324
	India 0.5%
168,400	Tata Mtrs Ltd ADR (a)(b)	2,007,328
	Indonesia 0.2%
41,800	Telekomunikasi Indonesia
	Tbk PT ADR	878,636
	Israel 1.0%
130,200	Teva Pharmaceutical
	Industries, Ltd. ADR (b)	3,887,772
	Italy 2.9%
62,200	ENI SpA ADR (b)	7,827,248
166,700	Luxottica Group SpA ADR	3,399,013
		11,226,261
	Japan 17.9%
116,650	Arisawa Manufacturing
	Co Ltd ADR (a)	5,293,472
39,300	Bank Fukuoka Ltd ADR (b)	2,588,805
132,700	Canon, Inc. ADR (b)	7,200,302
96,600	Ito-Yokado Co Ltd ADR (b)	4,053,674
281,000	Kirin Brewery Co Ltd ADR	2,781,900
595,200	Mitsubishi Tokyo Financial
	Group, Inc. ADR (b)	6,082,944
121,600	Mitsubishi Corp. ADR	3,142,351
1,439,458	NEC Corp. ADR	8,823,877
235,000	Nomura Holdings, Inc. ADR (b)	3,421,600
358,200	NTT DoCoMo, Inc. ADR	6,669,684
57,500	ORIX Corp. ADR (b)	3,944,500
129,700	Seiko Epson Corp Suwa ADR (b)	2,918,250
182,000	Shinsei Bank Ltd ADR (b)	2,479,477
118,000	Toyota Motor Corp. ADR (b)	9,660,660
		69,061,496
	Luxembourg -1.5%
174,000	Arcelor Sa ADR (b)	4,054,200
39,600	Tenaris SA ADR (b)	1,936,440
		5,990,640
	Mexico 1.4%
105,500	Cemex S.A. de C.V. ADR	3,842,310
48,900	Wal Mart De Mexico
	Sa De Cv ADR (b)	1,680,155
		5,522,465

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Netherlands 1.5%
417,000	Aegon NV ADR (b)	$5,717,070
	Peru 0.3%
51,700	Cia de Minas
	Buenaventura SA ADR	1,183,930
	Russian Federation 0.7%
9,800	LUKOIL ADR	1,189,720
12,200	Mobile Telesystems ADR (a)	1,689,822
		2,879,542
	Singapore 2.0%
111,600	DBS Group Holdings Ltd ADR (b)	4,402,743
254,800	Jardine Cycle &
	Carriage Ltd ADR (a)	3,309,087
		7,711,830
	South Africa 1.1%
65,900	ABSA Group Ltd ADR	1,777,765
25,000	AngloGold Ashanti Ltd. ADR (b)	908,750
113,600	Sappi Ltd ADR (b)	1,647,200
	Spain 2.2%	4,333,715
240,400	Banco Bilbao Vizcaya
	Argentaria SA ADR (b)	4,264,696
75,000	Telefonica SA ADR (a)	4,237,500
		8,502,196
	Sweden 1.4%
125,600	SKF AB ADR	5,594,488
	Switzerland 5.1%
69,000	Credit Suisse Group ADR (a)(b)	2,911,110
57,900	Nestle SA ADR	3,787,100
68,000	Novartis AG ADR	3,436,720
35,800	Roche Holding AG ADR	4,121,203
79,000	Swiss Reinsurance ADR	5,634,422
		19,890,555
	Taiwan 0.7%
309,189	Taiwan Semiconductor
	Manufacturing Co., Ltd. ADR	2,625,015
	Thailand 0.5%
482,000	Shin Corp PCL ADR (b)	1,972,681
	Turkey 0.3%
56,200	Turkcell Iletisim
	Hizmet AS ADR (a)	1,017,220

Number of		Market
Shares		Value
	United Kingdom 13.7%
166,300	Anglo American PLC ADR (b)	$3,956,277
57,000	Barclays PLC ADR	2,603,760
52,300	BP PLC ADR ADR	3,054,320
97,900	Cadbury Schweppes PLC ADR (b)	3,690,830
92,000	Diageo PLC ADR ADR (b)	5,324,960
74,100	HSBC Holdings PLC ADR (b)	6,308,874
253,400	Pearson PLC ADR (b)	3,081,344
44,500	Rio Tinto PLC ADR (b)	5,304,845
413,000	Tesco PLC ADR (b)	7,653,675
451,600	Vodafone Group PLC ADR (b)	12,364,808
		53,343,693
	United States 1.4%
97,000	Royal Caribbean Cruises Ltd. (b)(c)	5,280,680
	Total Common Stocks
	(Cost $306,245,192)	367,514,564
	PREFERRED STOCKS 1.1%
	Brazil 1.1%
89,900	Cia Brasileira de Distribuicao
	Grupo Pao de Acucar ADR	2,301,440
121,600	Tele Norte Leste
	Participacoes SA ADR (a)(b)	2,051,392
		4,352,832
	Total Preferred Stocks
	(Cost $2,947,383)	4,352,832
	SHORT TERM INVESTMENTS 3.9%
15,238,746	Federated Prime Obligations Fund	15,238,746
	Total Short-Term Investments
	(Cost $15,238,746)	15,238,746

Principal
Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 33.5%
	CERTIFICATES OF DEPOSIT 1.2%
$2,849,484	Natexis Banque, 2.13%, 7/12/05	2,848,477
1,899,656	Rabobank Nederland,
	2.02%, 3/02/05	1,899,656
	Total Certificates of Deposit
	(Cost $4,748,133)	4,748,133

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	COMMERCIAL PAPER 11.0%
$1,899,656	CCN Bluegrass,
	2.34%, 11/18/05 (d)	$1,899,656
4,179,243	CCN Orchard Park,
	2.02%, 10/06/05 (d)	4,179,242
3,419,380	Ford Credit,
	2.07%, 1/20/05 (d) (e)	3,401,770
2,849,484	Goldman Sachs Group, Inc.,
	1.71%, 4/22/05	2,849,483
5,698,967	Lakeside Funding LLC,
	2.40%, 1/10/05	5,698,967
4,749,139	Leafs LLC, 2.01%, 4/20/05	4,749,139
2,849,484	Lehman Brothers, 2.38%, 1/19/05 .	2,849,483
2,849,484	MBNA Credit,
	2.06%, 1/18/05 (d) (e)	2,835,042
4,749,139	Main St. Warehouse,
	2.40%, 1/24/05 (e)	4,740,274
1,519,725	Main St. Warehouse,
	2.39%, 1/11/05 (e).	1,516,510
1,519,725	Morgan Stanley, 2.01%, 3/07/05	1,519,724
1,709,690	Morgan Stanley, 2.17%, 3/11/05	1,709,690
1,709,690	Morgan Stanley, 2.39%, 6/06/05	1,709,690
949,828	Morgan Stanley, 2.39%, 9/09/05	949,828
2,279,587	Sigma Finance,
	2.38%, 5/17/05 (d)	2,279,131
	Total Commercial Paper
	(Cost $42,887,629)	42,887,629
	CORPORATE BONDS AND NOTES 2.9%
1,899,656	Bayerische Landesbank,
	1.92%, 11/23/05	1,899,656
5,509,002	Halogen Funding Company,
	2.39%, 1/18/06 (d)	5,509,001
1,709,690	Northlake, 2.52%, 3/07/05 (d)	1,709,690
2,279,587	Metlife Global, 2.26%, 4/28/08	2,279,587
	Total Corporate Bonds and Notes
	(Cost $11,397,934)	11,397,934
	CORPORATE PAYDOWN SECURITY 1.0%
3,689,612	REMAC, 2.16%, 3/12/05 (d)	3,689,612
	Total Corporate
	Paydown Security
	(Cost $3,689,612)	3,689,612

Number of		Market
Shares		Value
	MUTUAL FUND 0.0%
1,892	Merrill Lynch Premier
	Institutional Fund	$1,892
	Total Mutual Fund
	(Cost $1,892)	1,892
Principal
Value
	PRINCIPAL CASH 0.0%
$5	Principal Cash	5
	Total Principal Cash
	(Cost $5)	5
	REPURCHASE AGREEMENTS 17.4%
9,498,279	CS First Boston Repurchase
	Agreement, 2.36%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	9,498,278
3,229,415	CS First Boston Repurchase
	Agreement, 2.37%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	3,229,415
3,799,312	CS First Boston Repurchase
	Agreement, 2.29%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	3,799,311
18,996,557	JP Morgan Repurchase
	Agreement, 2.28%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	18,996,557
3,419,380	Lehman Brothers Repurchase
	Agreement, 2.43%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	3,419,380
15,197,246	Merrill Lynch Repurchase
	Agreement, 2.40%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	15,197,246

See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	REPURCHASE AGREEMENTS (Continued)
$13,297,591	Morgan Stanley Repurchase
	Agreement, 2.34%, due 1/03/05
	(Collateralized by Ginnie Mae
	Collateralized Mortgage
	Obligations)	$13,297,590
	Total Repurchase Agreements
	(Cost $67,437,777)	67,437,777
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $130,162,982)	130,162,982
	Total Investments 133.2%
	(Cost $454,594,303)	517,269,124
	Liabilities, less
	Other Assets (33.2)%	(128,886,557)
	TOTAL NET ASSETS 100.0%	$388,382,567

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt.
(a)	Non Income Producing.
(b)	All or a portion of this security represents investments of securities lending collateral.
(c)	Foreign Issued.
(d)	Restricted under Rule 144a of the Securities Act of 1933.
(e)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2004.

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS 1.9%
	Hotels & Motels 1.2%
32,000	Hilton Hotels Corp.	$727,680
10,000	Starwood Hotels & Resorts
	Worldwide, Inc. (b)	584,000
		1,311,680
	Real Estate Operations/Development 0.7%
19,000	Brookfield Properties Co. (c)	710,600
	Total Common Stocks
	(Cost $1,717,119)	2,022,280

	REAL ESTATE INVESTMENT TRUSTS 95.0%
	REAL ESTATE INVESTMENT
	TRUSTS COMMON STOCKS 91.1%
	Apartments 20.4%
21,310	Apartment Investment &
	Management Co.	821,287
109,857	Archstone-Smith Trust (b)	4,207,523
55,980	AvalonBay Communities, Inc. (b)	4,215,294
27,387	BRE Properties	1,103,970
29,554	Camden Property Trust	1,507,254
127,172	Equity Residential	4,601,083
16,394	Essex Property Trust, Inc.	1,373,817
8,568	Gables Residential Trust	306,649
7,115	Home Properties, Inc.	305,945
127,860	United Dominion
	Realty Trust, Inc.	3,170,928
		21,613,750
	Diversified 10.9%
23,425	American Financial Realty Trust (b)	379,016
2,200	Capital Automotive Trust	78,155
6,113	Colonial Properties Trust (b)	240,058
13,989	Cousins Properties, Inc.	423,447
18,495	Crescent Real Estate EQT Co. (b)	337,719
30,158	Duke Realty Corp.	1,029,594
9,500	iStar Financial, Inc	429,970
52,285	Liberty Property Trust	2,258,712
15,562	PS Business Parks, Inc.	701,846
71,431	Vornado Realty Trust (b)	5,438,042
6,578	Washington Real Estate
	Investment Trust	222,797
		11,539,356
	Health Care 0.1%
2,500	Healthcare Realty Trust, Inc.	101,750

Number of		Market
Shares		Value
	Hotels 1.6%
6,500	Hospitality Properties Trust	$299,000
74,500	Host Marriott Corp. (a)(b)	1,288,850
9,000	Strategic Hotel Cap, Inc.	148,500
		1,736,350
	Manufactured Homes 0.1%
3,000	Sun Communities, Inc.	120,750
	Office Property 19.0%
9,516	Alexandria Real
	Estate Equities, Inc.	708,181
45,362	Arden Realty, Inc.	1,711,055
33,400	BioMed Realty Trust, Inc.	741,814
81,628	Boston Properties, Inc.	5,278,883
26,566	Brandywine Realty Trust	780,775
40,821	CarrAmerica Realty Corp.	1,347,093
70,200	Corporate Office Properties Trust	2,060,370
74,111	Equity Office Properties Trust	2,158,112
23,200	Highwoods Properties, Inc.	642,640
26,327	Kilroy Realty Corp.	1,125,479
10,056	Mack-Cali Realty Corp.	462,878
11,625	Maguire Properties, Inc.	319,222
32,099	Prentiss Properties Trust	1,226,182
17,651	SL Green Realty Corp. (b)	1,068,768
27,900	Trizec Properties, Inc.	527,868
		20,159,320
	Regional Malls -15.8%
8,750	CBL & Associates Properties, Inc.	668,062
80,958	General Growth Properties, Inc.	2,927,441
52,774	The Macerich Co. (b)	3,314,207
112,075	Simon Property Group, Inc. (b)	7,247,890
86,000	Taubman Centers, Inc.	2,575,700
		16,733,300
	Shopping Centers 12.3%
64,175	Acadia Realty Trust	1,046,052
42,356	Developers Diversified
	Realty Corp. (b)	1,879,336
47,264	Federal Realty Invs Trust	2,441,186
24,896	Kimco Realty Corp.	1,443,719
10,000	Kite Realty Group Trust	152,800
51,826	Pan Pacific Retail Properties, Inc.	3,249,490
44,409	Regency Centers Corp.	2,460,259
8,805	Weingarten Realty Investors	353,080
		13,025,922

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Number of		Market
Shares		Value
	REAL ESTATE INVESTMENT
	TRUSTS (Continued)
	REAL ESTATE INVESTMENT
	TRUSTS COMMON STOCKS (Continued)
	Storage 1.2%
16,000	Public Storage, Inc.	$892,000
10,000	Shurgard Storage Centers, Inc.	440,100
		1,332,100
	Warehouse/Industrial 9.7%
62,694	AMB Property Corp. (b)	2,532,211
93,875	Catellus Development Corp.	2,872,575
13,590	Centerpoint Properties Trust	650,825
6,000	First Potomac Realty Trust (a)	136,800
94,920	Prologis	4,112,884
		10,305,295
	Total Real Estate Investment
	Trusts Common Stocks
	(Cost $71,197,986)	96,667,893
	REAL ESTATE INVESTMENT
	TRUSTS PREFERRED STOCKS 3.9%
	Diversified 0.5%
18,675	Lexington Corporate
	Properties Trust	496,382
	Office Property 2.1%
33,750	Alexandria Real Estate
	Equities, Inc.	893,363
26,250	Brandywine Realty Trust	669,900
9,375	Brandywine Realty Trust	235,781
16,375	Equity Office Properties Trust	442,125
		2,241,169
	Regional Malls 1.1%
35,625	CBL & Associates Properties, Inc.	936,225
9,150	Mills Corp/The	254,370
		1,190,595
	Shopping Centers 0.2%
8,775	Developers Diversified
	Realty Corp.	234,731
	Total Real Estate Investment
	Trusts Preferred Stocks
	(Cost $4,007,847)	4,162,877
	Total Real Estate Investment Trusts
	(Cost $75,205,833)	100,830,770

Number of		Market
Shares		Value
	SHORT TERM INVESTMENTS 1.5%
1,645,278	Federated Prime Obligations Fund	$1,645,278
	Total Short-Term Investments
	(Cost $1,645,278)	1,645,278

Principal
Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 23.3%
	CERTIFICATES OF DEPOSIT 0.8%
$541,194	Natexis Banque, 2.13%, 7/12/05	541,003
360,796	Rabobank Nederland,
	2.02%, 3/02/05	360,796
	Total Certificates of Deposit
	(Cost $901,799)	901,799
	COMMERCIAL PAPER 7.7%
360,796	CCN Bluegrass,
	2.34%, 11/18/05 (d)	360,796
793,751	CCN Orchard Park,
	2.02%, 10/06/05 (d)	793,751
649,433	Ford Credit, 2.07%, 1/20/05 (d) (e)	646,088
541,194	Goldman Sachs Group, Inc.,
	1.71%, 4/22/05	541,194
1,082,388	Lakeside Funding LLC,
	2.40%, 1/10/05	1,082,388
901,990	Leafs LLC, 2.01%, 4/20/05	901,990
541,194	Lehman Brothers, 2.38%, 1/19/05	541,194
541,194	MBNA Credit,
	2.06%, 1/18/05 (d) (e)	538,451
901,990	Main St. Warehouse,
	2.40%, 1/24/05 (e)	900,306
288,637	Main St. Warehouse,
	2.39%, 1/11/05 (e)	288,026
288,637	Morgan Stanley, 2.01%, 3/07/05	288,637
324,716	Morgan Stanley, 2.17%, 3/11/05	324,716
324,716	Morgan Stanley, 2.39%, 6/06/05	324,716
180,398	Morgan Stanley, 2.39%, 9/09/05	180,398
432,955	Sigma Finance, 2.38%, 5/17/05 (d)	432,868
	Total Commercial Paper
	(Cost $8,145,519)	8,145,519

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL (Continued)
	CORPORATE BONDS AND NOTES 2.0%
$360,796	Bayerische Landesbank,	$360,796
	1.92%, 11/23/05
1,046,308	Halogen Funding Company,
	2.39%, 1/18/06 (d)	1,046,308
324,716	Northlake, 2.52%, 3/07/05 (d)	324,716
432,955	Metlife Global, 2.26%, 4/28/08	432,955

	Total Corporate Bonds and Notes
	(Cost $2,164,775)	2,164,775

	CORPORATE PAYDOWN SECURITY 0.70%
700,757	REMAC, 2.16%, 3/12/05 (d)	700,757
	Total Corporate
	Paydown Security
	(Cost $700,757)	700,757

Number of
Shares
	MUTUAL FUND 0.0%
359	Merrill Lynch Premier
	Institutional Fund	359
	Total Mutual Fund
	(Cost $359)	359

Principal
Value
	PRINCIPAL CASH 0.0%
$1	Principal Cash	1
	Total Principal Cash
	(Cost $1)	1
	REPURCHASE AGREEMENTS 12.1%
1,803,980	CS First Boston Repurchase
	Agreement, 2.36%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	1,803,980
613,353	CS First Boston Repurchase
	Agreement, 2.37%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mor tgage
	Obligations)	613,353
Principal		Market
Value		Value
	REPURCHASE AGREEMENTS (Continued)
$721,592	CS First Boston Repurchase
	Agreement, 2.29%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	$ 721,592
3,607,959	JP Morgan Repurchase
	Agreement, 2.28%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	3,607,959
649,433	Lehman Brothers Repurchase
	Agreement, 2.43%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	649,433
2,886,367	Merrill Lynch Repurchase
	Agreement, 2.40%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	2,886,367
2,525,572	Morgan Stanley Repurchase
	Agreement, 2.34%, due 1/03/05
	(Collateralized by Ginnie Mae
	Collateralized Mortgage
	Obligations)	2,525,571
	Total Repurchase Agreements
	(Cost $12,808,255)	12,808,255
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $24,721,465)	24,721,465
	Total Investments 121.7%
	(Cost $103,289,695)	129,219,793
	Liabilities, less
	Other Assets (21.7)%	(23,033,215)
	Total Net Assets 100.0%	$106,186,578

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) All or a portion of this security represents investments of securities lending collateral.
(c) Foreign Issued.
(d) Restricted under Rule 144a of the Securities Act of 1933.
(e) Variable Rate Security. The rate shown is the rate in effect on December 31, 2004.

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	MUNICIPAL BONDS 93.1%
	Alabama 0.3%
$125,000	Alabama State Public School &
	College Authority, Capital
	Improvement Pool, Series A,
	Revenue Bond, 5.00%
	due 02/01/2012	$136,030
195,000	Birmingham, Series A, Refunding,	209,818
	GO, 5.00% due 04/01/2008	345,848

	Arizona 3.6%
900,000	Arizona School Facilities Board,
	Revenue Bond, 5.00%
	due 07/01/2006	936,576
500,000	Maricopa County Unified School
	District No 48-Scottsdale,
	Series B, Refunding, GO, FSA
	Insured, 4.75% due 07/01/2010	545,565
135,000	Maricopa County Elementary
	School District No 3 Tempe
	Elementary, Refunding, GO, FSA
	Insured, 5.00% due 07/01/2012
300,000	Navajo County Unified School	150,023
	District No 32 Blue Ridge,
	Refunding, GO, FSA Insured,
	5.00% due 07/01/2014	334,017
500,000	Phoenix Civic Improvement
	Corporation Water Systems,
	Revenue, MBIA Insured,
	5.60% due 07/01/2017	525,065
1,000,000	Scottsdale Water & Sewer,
	Series E, Revenue Bond,	1,104,390
	5.25% due 07/01/2012	3,595,636

	California 4.1%
1,225,000	California
	State Publi c Works
	Department of Correction,
	Series A, Revenue Bond,
	5.80% due 01/01/2013	1,294,494
100,000	Fallbrook Union High School
	District San Diego County,
	Refunding, GO, FGIC Insured,
	5.375% due 09/01/2014	114,804
685,000	Long Beach Unified School
	District, Series F, GO, MBIA
	Insured, 5.00% due 08/01/2016	748,041

Principal		Market
Value		Value
	California (Continued)
	Los Angeles County Metropolitan
	Transportation Authority Sales
$350,000	Tax, Series A, Refunding, Revenue
	Bond, 5.00% due 07/01/2014	$386,914
1,500,000	California State Economic
	Development Authority, Series A,
	GO, 5.00% due 07/01/2015	1,646,025

	Connecticut 1.6%	4,190,278
1,150,000	Connect icut State
	Obligations, Transportation
	Infrastructure, Refunding,
	4.00% due 09/01/2005	1,165,111
425,000	Connecticut State, Series B, GO,	470,097
	5.25% due 06/15/2009	1,635,208

	District of Columbia 1.7%
100,000	District of Columbia, Series B-1,
	Refunding, GO,
	5.25% due 06/01/2007	218,918
200,000	District of Columbia, Series B-2,
	Refunding, GO, FSA Insured,
	5.25% due 06/01/2008	107,008
1,000,000	District of Columbia, Series C,
	Refunding, GO, XLCA Insured,
	5.25% due 06/01/2012	1,118,800
200,000	District of Columbia , Series B,
	Unrefunded, GO,
	5.50% due 06/01/2009	222,318
		1,667,044
	Florida 0.4%
100,000	Dade County Florida Water &
	Sewer System, Revenue Bond,
	6.25% due 10/01/2007	110,366
225,000	Jacksonville Excise Taxes, Revenue
	Bond, 5.65% due 10/01/2005
	Mary Esther Water & Sewer,	230,935
100,000	Refunding, Revenue Bond, MBIA	105,203
	Insured, 4.95% due 01/01/2007	446,504

	Georgia 1.7%
500,000	Atlanta Water & Wastewater,
	Series A, Prerefunded, Revenue
	Bond, 5.00% due 11/01/2038	554,730

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$1,000,000	Fulton County School District,
	Refunding, GO,
	5.25% due 01/01/2014	$1,125,750
		1,680,480
	Hawaii 0.1%
100,000	Honolulu City & County Hawaii,
	Series A, Prerefunded, GO,
	6.00% due 01/01/2009	113,290
	Illinois 9.5%
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, GO,
	5.50% due 12/01/2012	113,928
100,000	Chicago Metropolitan Water
	Reclamation District Greater
	Chicago, Refunding, GO,
	6.05% due 12/01/2009	114,945
75,000	Chicago Park District, Revenue
	Bond, 6.25% due 01/01/2016	86,667
305,000	Chicago, Refunding, GO, FSA
	Insured, 5.50% due 01/01/2015	348,307
500,000	Chicago School Finance Authority,
	Series A, Refunding, GO,
	5.20% due 06/01/2006	520,215
100,000	Chicago Wastewater Transmission,
	Refunding, Revenue Bond, FGIC
	Insured, 5.375% due 01/01/2013 .	112,894
625,000	Chicago Wastewater Transmission,
	Refunding, Revenue Bond, FGIC
	Insured, 5.50% due 01/01/2010	697,819
100,000	Du Page & Cook Counties
	Community Unit School District
	No 205, GO, FGIC Insured,
	4.375% due 01/01/2009	106,450
100,000	Illinois State Sales Tax, Series 1,
	GO, 5.25% due 08/01/2012	112,947
1,000,000	Illinois State Sales Tax, Series 1,
	GO, 5.375% due 07/01/2013	1,140,240
775,000	Illinois State Sales Tax, Series 1,
	GO, 5.50% due 08/01/2010	870,340

220,000	Illinois State Sales Tax, Series 1,
	Revenue Bond,
	5.50% due 06/15/2009	245,047

Principal		Market
Value		Value

	Illinois (Continued)
$100,000	Illinois State Sales Tax, Revenue
	Bond, 5.375% due 06/15/2007	107,021
3,100,000	Illinois State, Series A, GO,
	5.00% due 03/01/2009	3,379,651
500,000	Regional Transportation Authority,
	Series B, Revenue Bond,
	5.375% due 06/01/2014	564,195
1,000,000	Rock Island County School District
	No 41, GO, FSA Insured,
	5.75% due 12/01/2006	1,063,940
		9,584,606
	Indiana 3.5%
2,225,000	Indiana Bond Bank, Series C,
	Revenue Bond,
	5.00% due 02/01/2012	2,451,483
500,000	Purdue University, Revenue Bond,
	5.25% due 07/01/2008	545,140
200,000	Purdue University, Series O,
	Revenue Bond,
	4.25% due 07/01/2008	211,418
300,000	Sunman Dearborn Intermediate
	School Building Corp, Revenue
	Bond, FGIC Insured,
	5.375% due 07/15/2012	335,565
		3,543,606
	Iowa 0.5%
480,000	Polk County, Series C, GO,
	4.00% due 06/01/2012	497,280
	Maryland 4.4%
1,500,000	Harford County, Refunding, GO,
	4.00% due 01/15/2007	1,551,735
1,160,000	Maryland State Department of
	Transportation County T
	Construction, Revenue Bond,
	5.50% due 02/01/2017	1,359,311
175,000	Maryland State, GO,
	5.50% due 03/01/2013	201,918
1,250,000	Maryland State, Refunding, GO,
	5.00% due 02/01/2012	1,393,038
		4,506,002
	Massachusetts 5.7%
500,000	Massachusetts Bay Transportation
	Authority, Refunding, Revenue
	Bond, FGIC Insured,
	5.50% due 03/01/2009	556,330

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$900,000	Massachusetts Bay Transportation
	Authority, Series A, Revenue
	Bond, 5.25% due 07/01/2015	$1,017,693
1,000,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue
	Bond, 5.25% due 07/01/2016	1,138,970
95,000	Massachusetts Bay Transportation
	Authority, Series C, Revenue
	Bond, 5.50% due 03/01/2012	108,155
1,000,000	Massachusetts Bay
	Transportation Authority,
	Unrefunded, Revenue Bond, GO,
	7.00% due 03/01/2007	1,095,360
1,500,000	Massachusetts State, Series D,
	GO, FGIC Insured,
	5.50% due 11/01/2016	1,730,115
120,000	Massachusetts State Water
	Resources Authority, Series B,
	Revenue Bond, MBIA Insured,
	6.25% due 12/01/2011	142,675
		5,789,298
	Michigan 6.1%
1,175,000	Clarkston Community Schools, GO,
	5.50% due 11/01/2016	1,273,864
365,000	Detroit Sewer Disposal, Revenue
	Bond, 7.10% due 12/15/2009	410,574
150,000	Dundee Community School
	District, GO, SBG Insured,
	5.375% due 05/01/2010	167,319
600,000	Kalamazoo Public Library,
	GO, MBIA Insured,
	5.40% due 05/01/2014.
800,000	Lansing School District,	686,388
	Refunding, GO, SBG Insured,
	5.00% due 05/01/2017	866,232
1,610,000	Michigan State Building Authority,
	Series I, Revenue Bond,
	6.00% due 10/01/2006	1,714,892
1,000,000	Michigan State Environmental
	Protection Program, GO,
	5.00% due 11/01/2013	1,110,020
		6,229,289

Principal		Market
Value		Value
	Minnesota 0.8%
$400,000	Osseo Independent School District
	No 279, Series A, GO, FSA
	Insured, 5.00% due 02/01/2013	$440,184
295,000	Prior Lake Independent School
	District No 719, Series A,
	GO, FGIC Insured,
	4.75% due 02/01/2010	320,854
		761,038
	Missouri 0.3%
300,000	Kansas City Municipal Assistance
	Corp., Series A, Revenue Bond,
	AMBAC Insured,
	5.00% due 03/01/2012	330,465

	Nebraska 0.1%
100,000	Omaha Nebraska Special
	Obligations, Riverfront
	Redevelopment Project, Series A,
	Revenue Bond,
	5.375% due 02/01/2013	112,637

	Nevada 0.1%
135,000	Clark County School District, GO,
	6.00% due 06/15/2007	143,640
		1,075,361
	New Jersey 1.8%
970,000	Lenape NJ Reg. High School
	District, Refunding, GO, FGIC
	Insured, 5.00% due 04/01/2012
700,000	New Jersey State Turnpike
	Authority, Revenue Bond, MBIA
	Insured, 6.75% due 01/01/2009	736,246
		1,811,607
	New Mexico 1.1%
1,035,000	University of New Mexico,
	Refunding, Revenue Bond,
	5.25% due 06/01/2014	1,159,469

	New York 8.1%
100,000	Metropolitan Transportation
	Authority, Series A, Revenue
	Bond, MBIA Insured,	107,371
	5.25% due 04/01/2009
375,000	Metropolitan Transportation
	Authority, Series B, Revenue
	Bond, 5.25% due 07/01/2007	400,672

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	MUNICIPAL BONDS (Continued)
	New York (Continued)
$900,000	Municipal Assistance Corporation
	For New York City, Series I,
	Revenue Bond, GO,
	6.25% due 07/01/2006	$954,333
350,000	Nassau County Interim Finance
	Authority, Series B, Refunding,
	Revenue Bond,
	5.00% due 11/15/2007	375,508
100,000	New York City, Series F,
	GO, FSA Insured,
	5.25% due 08/01/2011	111,497
500,000	New York City Transit Authority,
	Series A, CP, AMBAC Insured,
	5.625% due 01/01/2012	559,765
1,100,000	New York State Dormitory
	Authority, Series B, Refunding,
	Revenue Bond,
	5.25% due 11/15/2023	1,211,177
2,075,000	New York State Dormitory
	Authority, Prerefunded, Revenue
	Bond, 5.25% due 07/01/2031	2,347,116
525,000	New York State, Series C,
	Refunding, GO,
	4.00% due 04/15/2006	536,760
300,000	New York State Thruway
	Authority, Series E, Refunding,
	Revenue Bond, GO,
	5.25% due 01/01/2010	325,044
500,000	Sales Tax Asset Receivable,
	Series A, Revenue Bond,
	5.00% due 10/15/2017	547,310
650,000	Triborough Bridge & Tunnel
	Authority, Series B, Refunding,
	Revenue Bond, GO,
	5.25% due 11/15/2015	736,301
	North Carolina 1.4%	8,212,854
500,000	North Carolina Municipal Power
	Agency No 1 Catawba, Revenue
	Bond, MBIA Insured,
	5.25% due 01/01/2009	549,695
100,000	North Carolina State Public
	School Building, GO,
	4.60% due 04/01/2008	107,071

Principal		Market
Value		Value

	North Carolina (Continued)
$725,000	Raleigh Comb Enterprise
	System, Revenue Bond,
	4.00% due 03/01/2008	$759,133
	Ohio 3.1%	1,415,899
100,000	Bowling Green State University,
	Revenue Bond,
	5.00% due 06/01/2008	107,941
305,000	Cleveland Ohio Waterworks,
	Series J, Refunding, Revenue
	Bond, 5.00% due 01/01/2008	327,283
900,000	Columbus Ohio, Series B,
	Refunding, GO,
	5.00% due 05/15/2014	1,006,173
625,000	Ohio State Higher Educational
	Facility Commission, Revenue
	Bond, 5.25% due 10/01/2014	710,150
935,000	Ohio State Water Development
	Authority, Refunding, Revenue
	Bond, 4.00% due 12/01/2010	985,752
	Oregon 0.4%	3,137,299
175,000	Oregon State Housing &
	Community Services Department,
	Revenue Bond,
	5.40% due 07/01/2005	177,140
245,000	Portland Community College
	District, Series B, GO,
	5.125% due 06/01/2013	269,135
		446,275
	Pennsylvania 0.4%
100,000	Philadelphia Gas Works, Series 3,
	Revenue Bond,
	5.00% due 08/01/2010	109,706
245,000	Scranton, Series C, GO,
	6.70% due 09/01/2018	298,319
		408,025
	Puerto Rico 3.1%
1,000,000	Commonwealth of Puerto Rico,
	Refunding, GO, FGIC Insured,
	5.00% due 07/01/2006	1,041,090
1,595,000	Puerto Rico Electric Power
	Authority, Series JJ, Refunding,
	Revenue Bond, XLC Insured,
	5.25% due 07/01/2012	1,806,657

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
	Series A, Revenue Bond,
$300,000	Puerto Rico Public Finance Corp.,
	5.25% due 08/01/2031	$332,433
400,000	South Carolina 0.5%	3,180,180
	Grand Strand Water & Sewer
	Authority, Refunding, Revenue
	Bond, FSA Insured,
	5.375% due 06/01/2014	449,652
	Tennessee 2.4%
250,000	Knoxville Water, Series P, Revenue
	Bond, 5.00% due 03/01/2009 . . . .	272,657
1,600,000	Memphis, GO,
	5.25% due 11/01/2015 . . . . . . . . .	1,765,552
300,000	Memphis, GO,
	5.50% due 11/01/2010	339,267
	Texas 15.3%	2,377,476
100,000	Austin, Refunding, GO,
	5.25% due 09/01/2007	107,020
820,000	Bexar County Texas, GO,
	5.00% due 06/15/2010	900,934
700,000	College Station Independent School
	District, Refunding, GO, PSF-GTD
	Insured, 5.00% due 02/15/2013 . .	774,081
2,000,000	Dallas, Refunding, GO,
	5.00% due 02/15/2012	2,135,100
515,000	Denton Utilities System, Series A,
	Revenue Bond, FSA Insured,
	5.25% due 12/01/2013	578,268
100,000	Flower Mound Waterworks &
	Sewer, Revenue Bond, AMBAC
	Insured, 5.375% due 09/01/2006	104,997
1,000,000	Fort Worth Water & Sewer,
	Refunding, Revenue Bond,
	5.25% due 02/15/2013	1,124,110
165,000	Frisco, GO, FGIC Insured,
	5.00% due 02/15/2012	179,926
145,000	Frisco, GO, FGIC Insured,
	5.875% due 02/15/2010	164,687
750,000	Harris County, Refunding, GO,
	5.25% due 10/01/2013	835,042

Principal		Market
Value		Value
	Texas (Continued)
	Houston, Refunding, GO,
$75,000	2.00% due 03/01/2006	$74,702
935,000	Lower Colorado River Authority,
	Series B, Refunding, Revenue
	Bond, 6.00% due 05/15/2013	1,059,907
150,000	Mansfield, GO, FGIC Insured,
	5.50% due 02/15/2008	163,714
370,000	Marble Falls Independent School
	District, Series A, Refunding,
	GO, PSF-GTD Insured,
	5.00% due 08/15/2015	408,802
695,000	Pasadena Texas Independent
	School District, Refunding,
	GO, PSF-GTD Insured,
	5.00% due 02/15/2013	768,024
1,000,000	Plano Independent School District,
	GO, PSF-GTD Insured,
	4.70% due 02/15/2013	1,070,700
200,000	Round Rock Independent School
	District, GO, PSF-GTD Insured,
	4.75% due 08/01/2010
80,000	San Antonio Electric & Gas,
	Prerefunded, Revenue Bond,
	5.50% due 02/01/2013	85,998
2,000,000	San Antonio Electric & Gas,
	Refunding, Revenue Bond,
	5.375% due 02/01/2015	2,270,480
70,000	San Antonio Electric & Gas,
	Unrefunded, Revenue Bond,
	5.50% due 02/01/2013	74,775
1,000,000	San Antonio Electric & Gas,
	Series A, Refunding, Revenue
	Bond, 5.00% due 02/01/2008	1,075,930
200,000	Socorro Independent School
	District, Refunding,
	GO, PSF-GTD Insured,
	5.375% due 08/15/2013	222,702
125,000	Spring Independent School District,
	GO, PSF-GTD Insured,
	5.875% due 08/15/2010	143,289
400,000	Texas State Public Finance
	Authority, Refunding, GO,
	5.50% due 10/01/2009	448,164

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal			Market
Value			Value
	MUNICIPAL BONDS (Continued)
	Texas (Continued)
$100,000	Texas State University Systems,
	Revenue Bond, FSA Insured,
	5.25% due 03/15/2010		$110,794
300,000	Texas State Water Financial
	Assistance, Series B, Refunding,
	GO, 5.00% due 08/01/2014		332,208
100,000	University of Texas, Series B,
	Revenue Bond,
	5.25% due 08/15/2008		109,364
			15,531,176
	Utah 3.9%
100,000	Jordan School District, GO, SBG
	Insured, 5.125% due 06/15/2008	.	108,956
2,310,000	Utah State, Series A, Refunding,
	GO, 4.00% due 07/01/2011		2,429,958
1,275,000	Utah State, Series A, Refunding,
	GO, 5.00% due 07/01/2016		1,422,658
			3,961,572
	Virginia 2.5%
100,000	Norfolk, Refunding, GO,
	5.00% due 01/01/2009		108,998
450,000	Fairfax County, Series A,
	Refunding, GO, STAID Insured,
	5.00% due 06/01/2007		478,809
1,000,000	Henry County Public Service
	Authority Water & Sewer,
	Refunding, Revenue Bond, FSA
	Insured, 5.50% due 11/15/2019		1,174,160
325,000	Newport News, Series B,
	GO, STAID Insured,
	5.00% due 11/01/2014		360,412
450,000	Virginia Resources Authority
	Infrastructure, Pooled Financing,
	Series VA, Revenue Bond,
	4.00% due 11/01/2005		457,182
			2,579,561
	Washington 3.9%
175,000	Bellevue, Series A, Refunding,
	GO, 5.00% due 01/01/2006		179,749
45,000	King County, Prerefunded, GO,
	5.50% due 12/01/2010		51,228
1,165,000	King County School District
	No 401 Refunding, GO,
	5.00% due 12/01/2005		1,195,337

Principal		Market
Value		Value
	Washington (Continued)
$55,000	King County, Unrefunded, GO,
	5.50% due 12/01/2010	$61,788
100,000	Seattle, GO,
	5.00% due 08/01/2012	108,779
200,000	Seattle, Refunding, GO,
	5.00% due 07/01/2013	218,236
100,000	Snohomish County, GO,
	5.00% due 12/01/2006	104,984
700,000	Spokane County School District
	No 356 Central Valley,
	Refunding, GO, FSA Insured,
	5.00% due 06/01/2011	772,009
500,000	Tacoma Conservation System,
	Refunding, Revenue Bond
	5.00% due 12/01/2014	553,480
800,000	Washington State Motor Vehicle
	Fuel Tax, Series C, GO,
	0.00% due 06/01/2010	660,376
		3,905,966
	West Virginia 0.3%
300,000	West Virginia Economic
	Development Authority, Revenue
	Bond, 4.00% due 06/01/2007	311,148
	Wisconsin 0.4%
75,000	Douglas County, Refunding,
	GO, FGIC Insured,
	5.50% due 02/01/2014	84,274
100,000	Wisconsin State, Series A, GO,
	5.50% due 05/01/2009	111,260
150,000	Wisconsin State, Series C, GO,
	5.00% due 05/01/2008	161,829
		357,363
	Total Municipal Bonds
	(Cost $92,812,747)	94,417,671
	SHORT TERM INVESTMENTS 4.1%
	REVENUE BONDS 4.1%
150,000	Arden Hills Minnesota Housing
	& Health Care Facilities,
	Refunding, Revenue Bond,
	2.26% due 09/01/2029	150,000
150,000	Arden Hills Minnesota Housing
	& Health Care Facilities,
	Series B, Revenue Bond,
	2.26% due 09/01/2029	150,000

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	SHORT TERM INVESTMENTS (Continued)
	REVENUE BONDS (Continued)
$300,000	Cohasset Minnesota, Refunding,
	Revenue Bond,
	2.2139% due 06/01/2020	$300,000
150,000	Indiana Health Facility Funding
	Authority, Revenue Bond,
	2.26% due 12/01/2029	150,000
200,000	Indiana State Development Finance
	Authority, Revenue Bond,
	2.26% due 09/01/2026	200,000
235,000	Iowa Finance Authority Health
	Care, Revenue Bond,
	2.26% due 11/01/2032	235,000
300,000	Iowa Finance Authority Private
	College, Revenue Bond,
	2.26% due 07/01/2031	300,000
620,000	Iowa Higher Education Loan
	Authority, Revenue Bond,
	2.26% due 03/01/2030	620,000
200,000	Kansas State Development Finance
	Authority, Series N, Revenue
	Bond, 2.26% due 05/15/2026	200,000
300,000	Michigan State Strategic Fund,
	Series A, Revenue Bond,
	2.21% due 06/01/2031	300,000
300,000	Minnesota State Higher Education
	Facilities Authority, Series 5,
	Revenue Bond,
	2.21% due 10/01/2030	300,000
100,000	Missouri State Health And
	Educational Facilities, De Smet
	Jesuit High School, Revenue
	Bond, 2.26% due 11/01/2027	100,000
200,000	Missouri State Health And
	Educational Facilities, St. Louis
	University, Revenue Bond,
	2.26% due 12/01/2005	200,000
240,000	Missouri State Health And
	Educational Facilities, St. Louis
	University, Series A, Revenue
	Bond, 2.26% due 10/01/2009	240,000
100,000	Missouri State Health And
	Educational Facilities, St. Louis
	University, Series B, Revenue
	Bond, 2.26% due 10/01/2024	100,000

Principal		Market
Value		Value
	SHORT TERM INVESTMENTS (Continued)
$100,000	Nebraska Educational
	Finance Authority, Revenue
	Bond, Refunding,
	2.21% due 08/01/2031	$100,000
200,000	New York, NY, Seris H, Sub
	Series H-2, GO, MBIA Insured,
	2.19% due 08/01/2014	200,000
200,000	Pinellas County Health Facility
	Authority, Refunding, Revenue
	Bond, 2.16% due 12/01/2015	200,000
100,000	Washington State Housing Finance
	Commission, Revenue Bond,
	2.08% due 08/01/2019	100,000
	Total Revenue Bonds
	(Cost $4,145,000)	4,145,000

Number of
Shares
	Money Market Funds 0.0%
43,000	First American Tax Free
	Obligations Fund	43,000
	Total Money Market Funds
	(Cost $43,000)	43,000
	Total Short-Term Investments
	(Cost $4,188,000)	4,188,000
	Total Investments 97.2%
	(Cost $97,000,747)	98,605,671
	Other Assets,
	less Liabilities 2.8%	2,837,921
	Total Net Assets 100.0%	$101,443,592

Percentages are stated as a percent of net assets.
Glossary of Terms
ACA	American Capital Access Corporation
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate Participation
FGIC	Financial Guaranty Insurance Corp
FHA	Federal Housing Authority / Agency
FSA	Financial Security Assistance
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
SBG	School Board Guaranty
STAID	State Aid Withholding
XLCA	XL Capital Assurance

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	CORPORATE BONDS 13.5%
	Auto Components 0.2%
$875,000	Dana Corp
	5.85% due 01/15/2015 (d)	$870,625
	Automobiles 0.7%
	DaimlerChrysler NA Holding Corp.
275,000	4.05% due 06/04/2008	274,649
150,000	7.20% due 09/01/2009	167,119
	Ford Motor Co.
915,000	7.375% due 10/28/2009	987,982
500,000	6.375% due 02/01/2029	451,275
625,000	7.45% due 07/16/2031 (c)	630,403
		2,511,428
	Beverages 0.1%
490,000	Anheuser-Busch Cos, Inc.
	4.95% due 01/15/2014 (c)	501,999
	Cable And Other Pay Television Services 0.1%
150,000	Cox Communications Inc.
	4.625% due 01/15/2010 (d)	149,820
225,000	Rogers Cable, Inc.
	5.50% due 03/15/2014 (b)	213,188
	Capital Markets 0.8%	363,008
490,000	Goldman Sachs Group, Inc.
	4.125% due 01/15/2008 (c)	496,509
700,000	HBOS Capital Funding LP
	6.071% due 06/01/2049 (b)(d)	751,591
	Lehman Brothers Holdings, Inc.
350,000	4.00% due 01/22/2008	352,666
651,000	7.875% due 11/01/2009	753,150
570,000	Morgan Stanley
	3.625% due 04/01/2008 (c)	567,310
		2,921,226
	Chemicals 0.1%
	Lubrizol Corp.
125,000	4.625% due 10/01/2009	124,939
75,000	5.50% due 10/01/2014	75,583
12,000	Lyondell Chemical Co.
	9.625% due 05/01/2007	13,260
20,000	Macdermid, Inc.
	9.125% due 07/15/2011	22,300
		236,082

Principal		Market
Value		Value
	Commercial Banks 0.8%
	Bank of America Corp.
$900,000	2.05% due 02/16/2005 (e)	$900,000
630,000	3.875% due 01/15/2008 (c)	635,363
675,000	Bank One Corp.
	6.50% due 02/01/2006	698,921
640,000	Wells Fargo & Co.
	3.50% due 04/04/2008	636,466
		2,870,750
	Commercial Banks,
	Not Elsewhere Classified 0.2%
700,000	Popular North America, Inc.
	4.70% due 06/30/2009	714,461
	Commercial Services & Supplies 0.1%
325,000	Waste Management, Inc.
	6.375% due 11/15/2012	360,577
	Computers & Peripherals 0.5%
1,780,000	Compaq Computer Corp.
	7.65% due 08/01/2005	1,827,302
	Crude Petroleum And Natural Gas 0.5%
445,000	Apache Finance Canada Corp.
	4.375% due 05/15/2015 (b)	429,506
60,000	Chesapeake Energy Corp.
	6.375% due 06/15/2015 (d)	61,950
420,000	ChevronTexaco Capital Co.
	3.50% due 09/17/2007 (b)	422,134
415,000	Devon Energy Corp.
	7.95% due 04/15/2032	531,984
340,000	Dominion Resources Inc/VA
	5.70% due 09/17/2012 (c)	360,556
		1,806,130
	Diversified Financial Services 0.9%
	Citigroup, Inc.
710,000	3.50% due 02/01/2008 (c)	707,344
750,000	5.00% due 09/15/2014 (c)(d)	755,054
800,000	HSBC Capital Funding
	LP/Jersey Channel Islands
	4.61% due 12/31/2049 (a)(d)	774,213
995,000	JPMorgan Chase & Co.
	3.625% due 05/01/2008	988,715
120,000	Rabobank Capital Funding Trust
	5.254% due 10/31/2049 (d)	119,608
		3,344,934

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	CORPORATE BONDS (Continued)
	Diversified Telecommunication Services 0.1%
$ 75,000	Cincinnati Bell, Inc.
	7.25% due 07/15/2013 .	$ 77,437
127,000	Qwest Communications International
	7.25% due 02/15/2011 (d)	130,810
		208,247
	Electric Services 0.6%
700,000	CenterPoint Energy Resources Corp.
	7.875% due 04/01/2013	833,314
50,000	Centerpoint Energy, Inc.
	7.25% due 09/01/2010	55,832
700,000	Midamerican Energy Holdings Co.
	7.52% due 09/15/2008	777,892
130,000	Oncor Electric Delivery Co.
	6.375% due 01/15/2015	143,507
240,000	Pacific Gas & Electric Co.
	6.05% due 03/01/2034	250,136
		2,060,681
	Electric Utilities 0.7%
	FirstEnergy Corp.
200,000	6.45% due 11/15/2011	217,597
955,000	7.375% due 11/15/2031	1,094,018
	TXU Corp.
475,000	4.80% due 11/15/2009 (d)	476,361
350,000	5.55% due 11/15/2014 (d)	348,347
375,000	6.50% due 11/15/2024 (d)	376,668
		2,512,991
	Electronic Connectors 0.6%
	Tyco International Group SA
500,000	4.436% due 06/15/2007 (b)(d)	508,312
925,000	6.375% due 10/15/2011 (b)	1,022,670
655,000	6.875% due 01/15/2029 (b)	752,656
		2,283,638
	Fire, Marine, And Casualty Insurance 0.2%
	Ace Ltd
150,000	6.00% due 04/01/2007 (b)	156,560
575,000	5.875% due 06/15/2014	590,132
50,000	CNA Financial Corp.
	5.85% due 12/15/2014	49,989
		796,681

Principal		Market
Value		Value
	Food & Staples Retailing 0.3%
$1,150,000	Wal-Mart Stores, Inc.
	3.375% due 10/01/2008 (c)	$ 1,138,587
	Food Products 0.2%
405,000	Kraft Foods, Inc.
	5.625% due 11/01/2011	429,479
175,000	Tyson Foods, Inc.
	8.25% due 10/01/2011	208,080
		637,559
	Health Care Providers & Services 0.1%
375,000	HCA, Inc.
	6.95% due 05/01/2012	395,406
39,000	Tenet Healthcare Corp.
	9.875% due 07/01/2014 (d)	42,705
		438,111
	Hotels And Motels 0.2%
500,000	Harrahs Operating Co., Inc.
	5.50% due 07/01/2010	518,173
	Hotels Restaurants & Leisure 0.0%
100,000	MGM Mirage
	8.50% due 09/15/2010	114,250
	Insurance 0.3%
400,000	Arch Capital Group Ltd
	7.35% due 05/01/2034 (b)	427,796
350,000	CNA Financial Corp.
	7.25% due 11/15/2023	378,967
300,000	Liberty Mutual Group, Inc.
	7.00% due 03/15/2034 (d)	304,274
		1,111,037
	Life Insurance 0.3%
650,000	Prudential Insurance Co. of America
	7.65% due 07/01/2007 (d)	707,264
500,000	QBE Insurance Group Ltd
	5.647% due 07/01/2023 (b)(d)	491,904
		1,199,168
	Management Investment Offices 0.1%
300,000	EOP Operating LP
	7.75% due 11/15/2007	331,314
	Media 0.6%
730,000	Comcast Corp.
	6.50% due 01/15/2015	812,959
220,000	COX Communications, Inc.
	3.875% due 10/01/2008	217,911
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	CORPORATE BONDS (Continued)
	Media (Continued)
	Time Warner, Inc.
$ 450,000	6.875% due 05/01/2012	$ 513,235
440,000	7.70% due 05/01/2032 (c).	539,889
		2,083,994
	Metals & Mining 0.0%
50,000	Peabody Energy Corp.
	5.875% due 04/15/2016	50,000
	Multiline Retail 0.1%
470,000	Target Corp.
	5.40% due 10/01/2008	497,105
	Multi-Utilities & Unregulated Power 0.1%
415,000	Duke Energy Corp.
	5.625% due 11/30/2012 (c)	437,220
	National Commercial Banks 0.2%
700,000	First Chicago Corp.
	6.375% due 01/30/2009	759,255
	Natural Gas Transmission 0.1%
350,000	El Paso Natural Gas Co.
	8.375% due 06/15/2032	391,562
	Oil & Gas 0.6%
	Amerada Hess Corp.
90,000	7.30% due 08/15/2031	100,716
325,000	7.125% due 03/15/2033	358,501
355,000	ConocoPhillips
	4.75% due 10/15/2012	362,537
775,000	ConocoPhillips Holding Co.
	6.95% due 04/15/2029	918,062
500,000	Williams Cos, Inc.
	7.50% due 01/15/2031	520,000
		2,259,816
	Paper & Forest Products 0.3%
210,000	International Paper Co.
	5.50% due 01/15/2014	217,318
130,000	MeadWestvaco Corp.
	6.85% due 04/01/2012 (c)	147,200
575,000	Weyerhaeuser Co.
	6.75% due 03/15/2012	648,865
		1,013,383
	Personal Credit Institutions 0.6%
	General Electric Capital Corp.
690,000	4.25% due 01/15/2008	701,419

Principal		Market
Value		Value
	Personal Credit Institutions (Continued)
650,000	2.75% due 09/15/2014 (e)	$ 651,867
685,000	Household Finance Corp.
	4.625% due 01/15/2008	701,885
		2,055,171
	Radio Broadcasting Stations 0.0%
150,000	AMFM, Inc.
	8.00% due 11/01/2008	168,558
	Railroads, Line-haul Operating 0.0%
14,000	Kansas City Southn Ry Co.
	9.50% due 10/01/2008	15,978
	Real Estate 0.1%
400,000	iStar Financial, Inc.
	5.70% due 03/01/2014	410,147
	Real Estate Investment Trusts 0.2%
	Simon Property Group LP
300,000	6.875% due 10/27/2005	308,584
350,000	7.125% due 09/20/2007	378,886
30,000	Ventas Rlty Ltd Partnership
	6.625% due 10/15/2014 (d)	30,825
		718,295
	Refuse Systems 0.0%
16,000	Allied Waste North America
	8.875% due 04/01/2008	17,200
	Savings Institutions, Federally Chartered 0.2%
550,000	Sovereign Bank
	4.375% due 08/01/2013 (e)	549,431
	Telephone Communications,
	Except Radiotelephone 1.2%
700,000	Ameritech Capital Funding Corp.
	6.25% due 05/18/2009 (b)	750,744
	Comcast Cable Communications
	Holdings, Inc.
	9.455% due 11/15/2022	1,386,499
	Sprint Capital Corp.
	6.00% due 01/15/2007	1,277,456
225,000	6.875% due 11/15/2028 (c)	247,079
490,000	Verizon Global Funding Corp.
	7.375% due 09/01/2012	577,490
		4,239,268
	Tobacco 0.2%
545,000	Altria Group, Inc.
	7.00% due 11/04/2013 (c)	591,515

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS(Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	CORPORATE BONDS (Continued)
	Trusts, Except Educational,
	Religious, And Charitable 0.1%
$ 375,000	Greenpoint Bank
	9.25% due 10/01/2010	$ 463,490
	Unit Investment Trusts 0.2%
750,000	Daimler Chrysler Auto Trust
	2.94% due 09/10/2007 (c)(e)	753,036
	Wireless Telecommunication Services 0.0%
	Nextel Communications, Inc.
15,000	5.95% due 03/15/2014	15,600
70,000	7.375% due 08/01/2015	77,350
		92,950
	Total Corporate Bonds
	(Cost $48,564,979)	49,246,333
	ASSET BACKED SECURITIES 5.7%
105,312	Conseco Finance Securitization
	Corp., 2000-C, 4.0025%
	due 03/15/2030	105,491
100,000	Conseco Finance Securitization
	Corp., 2000-4, 8.31%
	due 04/01/2031	84,552
2,000,000	Countrywide Asset-Backed
	Certificates, 2004-BC5, 2.6875%
	due 07/25/2032	2,000,000
2,371,957	Countrywide Home Equity Loan
	Trust, 2003-A, 2.7525%
	due 03/15/2029	2,374,439
2,000,000	Countrywide Home Equity Loan
	Trust, 2004-R, 2.6866%
	due 03/15/2030	2,000,000
3,000,000	Countrywide Home Equity Loan
	Trust, 2004-S, 2.6781%
	due 02/15/2030	3,000,000
3,665,321	Countrywide Home Equity Loan
	Trust, 2004-N, 2.6825%
	due 02/15/2034	3,667,612
2,855,273	Countrywide Home Equity Loan
	Trust, 2004-0, 2.6825%
	due 02/15/2034	2,856,545
1,338,785	Impac Secured Assets Corp.,
	2.4593%, 11/25/2034, #2004-3	1,338,237

Principal		Market
Value		Value
	ASSET BACKED SECURITIES (Continued)
	Jetblue Airways Corp.
$ 900,000	2.665% due 02/15/2018	$ 902,201
900,000	2.74% due 05/15/2018	904,181
615,752	Sovereign Bank, 2000-1
	10.20% due 06/30/2005 (d)	627,196
1,138,571	Structured Asset Investment Loan
	Trust, 2003-BC5 2A, 2.604%
	due 06/25/2033	1,139,540
	Total Asset Backed Securities
	(Cost $21,007,194)	20,999,994
	COMMERCIAL MORTGAGE
	BACKED SECURITIES 3.5%
2,000,000	First Franklin Mortgage, 2.69%
	due 10/25/2034, #2004-FF8	2,000,000
1,000,000	MLCC Mortgage Investors, 3.07%
	due 01/25/2030, #2004-G	1,000,000
1,350,000	Residential Asset Mortgage
	Products, 7.50%
	due 06/25/2032, #2004-SL4	1,426,359
2,000,000	Residential Asset Mortgage
	Products, 2.5427%
	due 02/25/2034, #2004-KS1	2,001,286
1,244,833	Residential Asset Mortgage
	Products, 2.0405%
	due 03/25/2034, #2004-RZ1	1,245,633
	Structured Adjustable 2,979,197Rate
	Mortgage Loan, 5.0671%
	due 12/25/2034, #2004-18 (e)	3,032,448
2,085,639	Structured Adjustable Rate
	Mortgage Loan, 4.58%
	due 02/25/2034, #2004-1	2,105,567
	Total Commercial Mortgage
	Back Securities
	(Cost $12,812,606)	12,811,293

U.S. GOVERNMENT AND AGENCY ISSUES 7.4%
1,590,000	FNMA, 1.7263%
	due 01/09/2006 (e)	1,589,445
7,100	FNMA, 0.00% due 12/31/2007 (a)	404,256
3,300,000	FNMA, 7.25% due 01/15/2010 (c)	3,796,752
3,100,000	FNMA, 7.125% due 06/15/2010	3,567,294
2,400,000	FHLMC, 2.50% due 04/11/2006	2,383,411
2,000,000	FHLMC, 2.875% due 05/23/2006	1,994,238

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	U.S. GOVERNMENT AND
	AGENCY ISSUES (Continued)
$5,000,000	FHLMC, 3.50% due 05/15/2007	$5,017,215
3,200,000	FHLMC, 7.00% due 03/15/2010	3,658,579
1,200,000	FHLMC, 4.08% due 04/26/2010	1,206,301
3,100,000	FHLMC, 6.875% due 09/15/2010	3,543,189
	Total U.S. Government
	Agency Issues
	(Cost $27,131,762)	27,160,680
	U.S. TREASURY OBLIGATIONS 35.6%
5,800,000	U.S. Treasury Note, 2.375%
	due 08/31/2006 (c)	5,744,042
13,000,000	U.S. Treasury Note, 2.50%
	due 09/30/2006 (c)	12,891,840
7,200,000	U.S. Treasury Note, 2.875%
	due 11/30/2006 (c) .	7,179,754
3,373,160	U.S. Treasury Note, 3.375%
	due 01/15/2007	3,573,576
24,400,000	U.S. Treasury Note, 2.75%
	due 08/15/2007 (c)	24,139,798
8,790,000	U.S. Treasury Note, 3.00%
	due 11/15/2007 (c)	8,738,499
1,323,176	U.S. Treasury Note, 3.875%
	due 01/15/2009	1,487,481
13,930,000	U.S. Treasury Note, 3.375%
	due 10/15/2009 (c)	13,797,233
8,090,000	U.S. Treasury Notes, 3.50%
	due 11/15/2009 to 12/15/2009 (c)	8,054,553
2,569,151	U.S. Treasury Note, 0.875%
	due 04/15/2010	2,544,965
3,800,000	U.S. Treasury Note, 4.75%
	due 05/15/2014 (c)	3,961,204
111,384	U.S. Treasury Note, 2.00%
	due 07/15/2014	114,952
4,770,000	U.S Treasury Note, 4.25%
	due 08/15/2014 (c)	4,782,116
2,000,000	U.S. Treasury Note, 4.25%
	due 11/15/2014 (c)	2,005,860
17,800,000	U.S. Treasury Bond, 0.00%
	due 08/15/2020 (c)	8,244,034
1,000,000	U.S. Treasurt Bond, 0.00%
	due 8/15/2021	436,607
3,300,000	U.S. Treasurt Bond, 0.00%
	due 11/15/2022	1,344,321

Principal		Market
Value		Value
	U.S. TREASURY OBLIGATIONS (Continued)
$8,880,327	U.S. Treasury Bond, 2.375%
	due 01/15/2025	$ 9,498,833
4,300,000	U.S. Treasurt Bond, 0.00%
	due 11/15/2026	1,417,461
1,020,000	U.S. Treasurt Bond, 0.00%
	due 11/15/2027 (c)	320,311
330,000	U.S. Treasury Bond, 5.25%
	due 02/15/2029	346,268
220,598	U.S. Treasury Bond, 3.875%
	due 04/15/2029	302,788
8,670,000	U.S. Treasury Bond, 5.375%
	due 02/15/2031 (c)	9,377,827
	Total U.S. Treasury Obligations
	(Cost $129,619,995)	130,304,323

	U.S. GOVERNMENT AGENCY
	MORTGAGE BACKED SECURITES 15.8%
4,900,000	FNMA Pool,
	5.50% due 01/01/2020, #11614	5,063,846
193,998	FNMA Pool,
	6.50% due 7/1/2028, #251925	203,920
330,079	FNMA Pool,
	6.50% due 7/1/2028, #435151	346,961
1,164,339	FNMA Pool,
	6.50% due 9/1/2028, #433575	1,223,890
1,050,857	FNMA Pool,
	6.50% due 11/1/2028, #446107	1,104,604
1,022,815	FNMA Pool,
	6.50% due 11/1/2028, #452955	1,075,127
597,377	FNMA Pool,
	6.50% due 1/1/2029, #457553	627,931
1,065,021	FNMA Pool,
	6.50% due 4/1/2029, #323632	1,120,122
1,353,962	FNMA Pool,
	6.50% due 4/1/2029, #494339	1,422,675
273,251	FNMA Pool,
	6.50% due 4/1/2029, #252342	287,119
258,807	FNMA Pool,
	6.50% due 6/1/2029, #252497	271,942
142,192	FNMA Pool,
	6.50% due 6/1/2029, #498092	149,408
1,106,926	FNMA Pool,
	6.50% due 6/1/2029, #500441	1,163,102
1,376,594	FNMA Pool,
	6.50% due 6/1/2029, #501198	1,446,455
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	U.S. GOVERNMENT AGENCY
	MORTGAGE BACKED
	SECURITES (Continued)
$666,271	FNMA Pool,
	6.50% due 7/1/2029, #503223	$ 700,084
178,420	FNMA Pool,
	6.50% due 7/1/2029, #504708	187,474
160,175	FNMA Pool,
	6.50% due 7/1/2029, #535476	168,367
1,779,699	FNMA Pool, 3.684%
	due 08/01/2029, #544859	1,791,393
132,579	FNMA Pool,
	6.50% due 8/1/2030, #535506	139,307
3,391,267	FNMA Pool,
	7.00% due 10/01/2031, #786848	3,601,097
1,930,636	FNMA Pool,
	6.50% due 11/01/2031, #607398	2,027,336
2,020,745	FNMA Pool,
	6.50% due 12/01/2031, #725932	2,122,582
2,677,672	FNMA Pool,
	6.50% due 01/01/2033, #555254	2,811,789
2,529,825	FNMA Pool,
	3.51% due 04/01/2034, #733132	2,527,767
1,315,000	FNMA Pool
	5.00% due 01/01/2035, #11359	1,304,727
3,415,000	FNMA Pool
	6.00% due 01/01/2035, #34326	3,531,322
6,407,680	FHLMC Gold Pool,
	6.50% due 08/01/2032, #G01444	6,731,939
$170,000	FHLMC Gold Pool
	5.50% due 01/01/2035, #12630	172,710
1,687,534	FHLMC Pool,
	6.50% due 12/15/2008, #1647PK	1,742,986
2,000,000	FHLMC Pool,
	6.00% due 03/15/2020, #2456VH	2,094,332
308,882	GNMA Pool
	6.00% due 09/20/2028, #200159	308,623
4,300,000	GNMA Pool
	5.00% due 01/01/2034, #3576	4,300,000
978,745	GNMA Pool,
	4.75% due 10/20/2034, #081116	983,977
988,154	GNMA Pool,
	4.50% due 11/20/2034, #081150	994,777
2,978,063	GNMA Pool,
	4.75% due 11/20/2034, #081153	2,993,780

Principal		Market
Value		Value
	U.S. GOVERNMENT AGENCY
	MORTGAGE BACKED
	SECURITES (Continued)
$900,000	GNSF Pool
	6.00% due 01/01/2034, #13461 . .	$932,625
	Total U.S. Government Agency
	Mortgage Backed Securities
	(Cost $57,748,755)	57,676,096
	FOREIGN GOVERNMENT
	OBLIGATIONS 7.6%
	Communications 0.6%
295,000	British Telecommunications PLC
	8.375% due 12/15/2010 (b)	354,680
	Deutsche Telekom
	International Finance BV
325,000	8.25% due 06/15/2005 (b)	332,611
140,000	5.25% due 07/22/2013 (b)	144,252
450,000	8.75% due 06/15/2030 (b)(c)	595,980
45,000	Eircom Funding
	8.25% due 08/15/2013 (b)	49,950
750,000	Telecom Italia Capital
	4.95% due 09/30/2014 (b)(d)	736,206
		2,213,679
	Copper Ores 0.1%
100,000	Corporacion Nacional Del Cobre
	4.75% due 10/15/2014 (b)(d)	98,252
	Crude Petroleum And Natural Gas 0.1%
380,000	Anadarko Finance Co.
	6.75% due 05/01/2011 (b)	428,520
	Deep Sea Foreign Transportation
	Of Freight 0.0%
26,000	Teekay Shipping Corp.
	8.875% due 07/15/2011 (b)	30,290
	Industrial Inorganic Chemicals 0.0%
20,000	Rhodia SA
	10.25% due 06/01/2010 (b)	22,600
	Financial Institutions 4.4%
750,000	ANZ Capital Trust I
	5.36% due 12/15/2053 (d)	762,118
250,000	Aries Vermoegensverwaltungs
	GmbH
	9.60% due 10/25/2014 (d)	308,750
550,000	Dbs Bk Ltd Singapore
	5.00% due 11/15/2019 (b)(d)	547,133
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	FOREIGN GOVERNMENT
	OBLIGATIONS (Continued)
	Financial Institutions (Continued)
	Deutsche Bundesrepublik
$7,160,000	4.25% due 01/04/2014	$ 10,214,148
2,300,000	5.50% due 01/04/2031	3,731,277
450,000	Mizuho Financial Group
	Cayman Ltd
	5.79% due 04/15/2014 (b)(c)(d)	473,529
70,000	Morgan Stanley Bank AG
	for OAO Gazprom
	9.625% due 03/01/2013 (b)	83,349
		16,120,304
	Foreign Governments 2.4%
	Brazil Federative Republic
460,000	14.50% due 10/15/2009 (b)	615,664
120,000	10.50% due 07/09/2010 (b)	140,400
278,533	8.00% due 04/15/2014 (b)	286,830
180,000	11.75% due 02/25/2020 (b)	232,200
210,000	10.125% due 05/15/2027 (b)	240,135
140,000	11.00% due 08/17/2040 (b)	166,285
180,000	11.00% due 08/17/2040 (b)	213,570
229,414	Brazilian Government
	International Bond
	3.125% due 04/15/2012 (b)	219,926
520,000	Bulgaria Government
	International Bond
	8.25% due 01/15/2015 (b)(d)	652,600
80,000	El Salvador (republic Of)
	8.25% due 04/10/2032 (b)	81,970
120,000	Guatemala Republic
	8.125% due 10/06/2034 (b)	124,800
520,000	Mexico Government
	International Bond
	11.50% due 05/15/2026 (b)	796,900
	Panama Government
	International Bond
190,000	9.625% due 02/08/2011 (b)	225,150
120,000	10.75% due 05/15/2020 (b)	156,600
308,000	Peru Government
	International Bond
	5.00% due 03/07/2017 (b)	296,750
390,000	Qatar (state Of)
	9.75% due 06/15/2030 (b)	567,450
80,000	Republic Of Peru
	7.50% due 10/14/2014	120,578

Principal		Market
Value		Value
	Foreign Governments (Continued)
$1,530,000	Russia Government
	International Bond
	5.00% due 03/31/2030 (b)	$ 1,584,162
80,000	Turkey Government
	International Bond
	11.875% due 01/15/2030	115,877
	United Mexican States
610,000	8.375% due 01/14/2011 (b)	717,970
150,000	8.75% due 11/21/2033 (b)	163,500
1,010,000	7.50% due 04/08/2033 (b)	1,093,325
		8,812,642
	Total Foreign Government
	Obligations (Cost $25,966,439)	27,726,287

Contracts

19	Eurodollar Futures Call, March
	2005, Strike Price $96.75	16,506
20	Eurodollar Futures Call, June
	2005, Strike Price $96.00	41,250
16	Eurodollar Futures Call, September
	2005, Strike Price $95.50	44,500
71	Eurodollar Futures Call, September
	2005, Strike Price $96.00	116,706
21	U.S. Treasury Note Futures Call,
	February 2005, Strike
	Price $112.00	37,406
11	U.S. Treasury Note Futures Call,
	February 2005, Strike
	Price $114.00	9,453
	Total Call Options Purchased
	(Cost $288,818)	265,821

10	Eurodollar Futures Put, March
	2005, Strike Price $97.50	10,188
38	Eurodollar Futures Put, March
	2005, Strike Price $97.75	62,225
3	Eurodollar Futures Put, September
	2005, Strike Price $96.50	1,425
	Total Put Options Purchased
	(Cost $30,155)	73,838
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

		Market
Contracts		Value

	Corporate Bonds 0.9%
1,580,000	Barclays U.S. Funding Corp.,
	2.24%, 01/03/2005	$ 1,579,803
1,580,000	UBS Finance,
	2.4107%, 01/07/2005	1,579,408
	Repurchase Agreements 6.0%	3,159,211
22,000,000	Lehman Brothers,
	2.10%, 01/03/2005
	(Collateralized by Fannie Mae
	Collateralized Mortgage
	Obligations)	22,000,000

695,000	FNMA, 2.14%, 1/3/2005	690,898
1,580,000	FNMA, 1.37%, 4/1/2005	1,579,812
		2,270,710
Number of
Shares
	Money Market Funds 6.6%
24,019,642	Federated Prime Obligations Fund	24,019,642
	Total Short Term Investments
	(Cost $51,450,083)	51,449,563

Principal
Value
	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL 31.8%

$2,542,722	Natexis Banque, 2.13%, 7/12/05	2,541,824
1,695,148	Rabobank Nederland,
	2.02%, 3/02/05	1,695,148
	Total Certificates of Deposit
	(Cost $4,236,972)	4,236,972
	COMMERCIAL PAPER 10.5%
1,695,148	CCN Bluegrass, 2.34%, 11/18/05 (d)	1,695,148
3,729,326	CCN Orchard Park,
	2.02%, 10/06/05 (d)	3,729,326
3,051,267	Ford Credit, 2.07%, 1/20/05 (d) (e)	3,035,553
2,542,722	Goldman Sachs Group, Inc.,
	1.71%, 4/22/05	2,542,722
5,085,445	Lakeside Funding LLC,
	2.40%, 1/10/05	5,085,444

Principal		Market
Value		Value
	COMMERCIAL PAPER (Continued)
$4,237,871	Leafs LLC, 2.01%, 4/20/05	$4,237,870
2,542,722	Lehman Brothers, 2.38%, 1/19/05	2,542,722
2,542,722	MBNA Credit,
	2.06%, 1/18/05 (d) (e)	2,529,836
4,237,871	Main St. Warehouse,
	2.40%, 1/24/05 (e)	4,229,960
1,356,119	Main St. Warehouse,
	2.39%, 1/11/05 (e)	1,353,250
1,356,119	Morgan Stanley, 2.01%, 3/07/05	1,356,118
1,525,633	Morgan Stanley, 2.17%, 3/11/05	1,525,633
1,525,633	Morgan Stanley, 2.39%, 6/06/05	1,525,633
847,574	Morgan Stanley, 2.39%, 9/09/05	847,574
2,034,178	Sigma Finance, 2.38%, 5/17/05 (d)	2,033,771
	Total Commercial Paper
	(Cost $38,270,560)	38,270,560
	CORPORATE BONDS AND NOTES 2.8%
1,695,148	Bayerische Landesbank,	1,695,148
	1.92%, 11/23/05
4,915,930	Halogen Funding Company,
	2.39%, 1/18/06 (d)	4,915,930
	Northlake, 2.52%, 3/07/05 (d)	1,525,633
	Metlife Global, 2.26%, 4/28/08	2,034,178
	Total Corporate Bonds and Notes
	(Cost $10,170,889)	10,170,889

	CORPORATE PAYDOWN SECURITY 0.9%
	REMAC, 2.16%, 3/12/05 (d)	3,292,406
	(Cost $3,292,406)	3,292,406

Number of
Shares
	MUTUAL FUND 0.0%
1,689	Merrill Lynch Premier
	Institutional Fund
	Total Mutual Fund	1,689
	(Cost $1,689)	1,689
Principal
Value

	PRINCIPAL CASH 0.0%
$5	Principal Cash	5
	Total Principal Cash
	(Cost $5)	5

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2004 (Unaudited)

Principal		Market
Value		Value
	REPURCHASE AGREEMENTS 16.4%
$8,475,741	CS First Boston Repurchase
	Agreement, 2.36%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	$8,475,741
2,881,752	CS First Boston Repurchase
	Agreement, 2.37%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	2,881,752
3,390,297	CS First Boston Repurchase
	Agreement, 2.29%, due 1/03/05
	(Collateralized by Freddie Mac
	Collateralized Mortgage
	Obligations)	3,390,296
16,951,483	JP Morgan Repurchase
	Agreement, 2.28%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	16,951,483
3,051,267	Lehman Brothers Repurchase
	Agreement, 2.43%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	3,051,267
13,561,186	Merrill Lynch Repurchase
	Agreement, 2.40%, due 1/03/05
	(Collateralized by Collateralized
	Mortgage Obligations)	13,561,185

Principal		Market
Value		Value
	REPURCHASE AGREEMENTS (Continued)
$11,866,038	Morgan Stanley Repurchase
	Agreement, 2.34%, due 1/03/05
	(Collateralized by Ginnie Mae
	Collateralized Mortgage
	Obligations)	$11,866,037
	Total Repurchase Agreements
	(Cost $60,177,761)	60,177,761
	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $116,150,282)	116,150,282
	Total Investments 135.1%
	(Cost $490,771,069)	493,864,510
	Liabilities, less
	Other Assets (35.1)%	(128,331,962)
	Total Net Assets 100.0%	$365,532,548

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) Foreign Issued.
(c) All or a portion of this security represents investments of securities lending collateral.
(d) Restricted under Rule 144a of the Securities Act of 1933.
(e) Variable Rate Security. The rate shown is the rate in effect on December 31, 2004.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN
December 31, 2004 (Unaudited)

		Market
Contracts		Value
	CALL OPTIONS WRITTEN 0.0%
4	U.S. Treasury Note Futures Call,
	February 2005, Strike
	Price $112.00	$2,250
131	U.S. Treasury Note Futures Call,
	February 2005, Strike
	Price $114.00	30,703
41	U.S. Treasury Note Futures Call,
	February 2005, Strike
	Price $116.00	1,922
41	U.S. Treasury Note Futures Call,
	March 2005, Strike
	Price $113.00	20,500
6	U.S. Treasury Note Futures Call,
	June 2005, Strike Price $114.00	3,375
	Total Call Options Written
	(Premiums Received $180,979) .	58,750
	PUT OPTIONS WRITTEN 0.0%
29	U.S. Treasury Note Futures Put,
	February 2005, Strike
	Price $108.00	2,719
46	U.S. Treasury Note Futures Put,
	February 2005, Strike
	Price $109.00	18,687
33	U.S. Treasury Note Futures Put,
	February 2005, Strike
	Price $110.00	10,828
55	U.S. Treasury Note Futures Put,
	February 2005, Strike
	Price $111.00	31,797
73	U.S. Treasury Bond Futures Put,
	February 2005, Strike
	Price $108.00	21,672
4	U.S. Treasury Bond Futures Put,
	February 2005, Strike
	Price $109.00	1,750
49	U.S. Treasury Bond Futures Put,
	February 2005, Strike
	Price $111.00	45,172
15	U.S. Treasury Bond Futures Put,
	May 2005, Strike Price $108.00	18,516
	Total Put Options Written
	(Premiums Received $293,574) .	$151,141

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
December 31, 2004 (Unaudited)

	Number of
	Contracts	Market Value		Unrealized
	Purchased	Covered By	Settlement	Appreciation
Description	(Sold)	Contracts	Month	(Depreciation)
Eurodollar Futures	99	$24,031,013	Mar-05	$(86,278)
Eurodollar 90 Day Futures	10	2,408,125	Mar-06	(9,784)
Eurodollar 90 Day Futures	10	2,420,625	Jun-05	(11,034)
Eurodollar 90 Day Futures	10	2,405,625	Jun-06	(8,284)
Eurodollar 90 Day Futures	364	87,915,100	Sep-05	(229,776)
Eurodollar 90 Day Futures	2	480,650	Sep-06	(1,382)
Eurodollar 90 Day Futures	24	5,786,400	Dec-05	(14,433)
Eurodollar 90 Day Futures	(10)	(2,400,875)	Dec-06	1,341
U.S. Treasury 5 year Futures	16	1,752,501	Mar-05	11,100
U.S. Treasury 5 year Futures	(49)	(5,367,034)	Mar-05	22,724
U.S. Treasury 10 year Futures	42	4,701,375	Mar-05	18,668
U.S. Treasury 10 year Futures	(91)	(10,186,313)	Mar-05	(20,768)
U.S. Treasury Long Bond Futures	(75)	(8,437,500)	Mar-05	6,391
				(321,515)

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2004 (Unaudited)

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $523,342,055, $582,013,136,
$143,732,493 and $165,510,838, respectively)[1]	$596,138,741	$641,338,893	$164,078,279	$186,932,693
Cash	—	—	—	—
Receivable for investment securities sold	661,584	5,762,206	2,390,574	3,548,506
Income receivable	228,478	765,116	48,820	106,841
Receivable for fund shares sold	1,527,373	7,630,488	371,907	2,102,060
Other assets	41,086	40,515	22,089	22,316
Total Assets	598,597,262	655,537,218	166,911,669	192,712,416
LIABILITIES:
Options written at value
(Premium received $0, $0, $0, $0, respectively)	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Collateral on securities loaned	153,344,012	165,591,695	45,155,605	49,935,968
Payable to Investment Advisor	349,567	373,149	108,700	124,991
Payable to Custodian	661,584	5,762,205	2,248,162	2,484,566
Payable for investment securities purchased	80,344	4,433,700	649,420	3,135,101
Payable for fund shares redeemed	771	753	213	210
Payable for forward currency exchange contracts	—	—	—	—
Other accrued expenses	372,460	395,242	115,705	133,762
Total Liabilities	154,808,738	176,556,744	48,277,805	55,814,598
NET ASSETS	$443,788,524	$478,980,474	$118,633,864	$136,897,818

NET ASSETS CONSIST OF:
Capital stock	$385,389,324	$415,875,074	$101,304,594	$113,538,315
Unrealized appreciation on:
Investments	72,796,686	59,325,757	20,345,786	21,421,855
Written options	—	—	—	—
Futures contracts	—	—	—	—
Forward currency exchange contracts	—	—	—	—
Accumulated undistributed
net investment income/(loss)	(615,891)	25,160	(417,730)	(277,333)
Accumulated undistributed
net realized gain/(loss)	(13,781,595)	3,754,483	(2,598,786)	2,214,981
Total Net Assets	$443,788,524	$478,980,474	$118,633,864	$136,897,818

Shares outstanding (unlimited shares
of no par value authorized)	46,312,469	42,140,137	11,955,424	9,914,569
Net asset value, offering and
redemption price per share	$9.58	$11.37	$9.92	$13.81

[1] Includes loaned securities with a market value of	$148,689,593	$158,181,230	$43,485,688	$48,232,367

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
December 31, 2004 (Unaudited)

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund

ASSETS:
Investments, at value (cost $454,594,303, $103,289,695,
$97,000,747 and $490,771,069, respectively)[1]	$517,269,124	$129,219,793	$98,605,671	$493,864,510
Cash	—	2,448	42,772	24,335,003
Receivable for investment securities sold	2,023,712	1,262,245	—	13,674,687
Income receivable	318,567	576,548	1,467,654	3,253,576
Receivable for fund shares sold	3,155,246	2,467,257	1,477,243	2,656,795
Other assets	39,368	17,003	14,755	37,174
Total Assets	522,806,017	133,545,294	101,608,095	537,821,745
LIABILITIES:
Options written at value (Premium received $0, $0,
$0, $474,554, respectively)	—	—	—	209,891
Variation margin on futures contracts	—	—	—	36,968
Collateral on securities loaned	130,162,982	24,721,465	—	116,150,282
Payable to Investment Advisor	298,967	87,307	65,344	226,422
Payable to Custodian.	2,002,954	—	—	—
Payable for investment securities purchased	1,623,752	2,448,194	—	54,556,482
Payable for fund shares redeemed	1,052	305	2,452	72,494
Payable for forward currency exchange contracts	—	—	—	700,628
Other accrued expenses	333,743	101,445	96,707	336,030
Total Liabilities	134,423,450	27,358,716	164,503	172,289,197
NET ASSETS	$388,382,567	$106,186,578	$101,443,592	$365,532,548

NET ASSETS CONSIST OF:
Capital stock.	$320,171,020	$80,217,544	$99,956,373	$361,885,254
Unrealized appreciation on:
Investments	62,674,821	25,930,098	1,604,924	3,093,441
Written options	—	—	—	264,663
Futures contracts	—	—	—	(321,515)
Forward currency exchange contracts	—	—	—	(700,628)
Accumulated undistributed
net investment income/(loss)	(1,323,105)	530,691	22,021	89,249
Accumulated undistributed net realized gain/(loss)	6,859,831	(491,755)	(139,726)	1,222,084
Total Net Assets	$388,382,567	$106,186,578	$101,443,592	$365,532,548

Shares outstanding (unlimited shares
of no par value authorized)	32,263,754	6,529,211	9,227,404	34,407,690
Net asset value, offering and
redemption price per share	$12.04	16.26	10.99	10.62

[1] Includes loaned securities with a market value of	$125,745,932	$24,029,681	$—	$113,858,708

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2004 (Unaudited)

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$0, $,0, $0 and $4,519, respectively)	$1,908,521	3,978,746	328,191	568,652
Interest income	89,800	164,117	36,405	49,127
Total investment income	1,998,321	4,142,863	364,596	617,779
EXPENSES:
Investment advisory fees	1,775,116	1,894,104	467,428	562,963
Distribution (12b-1) fees	467,136	498,449	123,007	140,741
Federal and state registration fees	37,236	40,099	15,640	16,008
Custody fees	24,750	22,500	12,446	17,993
Audit fees	11,667	14,350	6,579	7,820
Shareholder servicing fees	93,427	99,690	24,601	28,148
Fund accounting fees	32,008	33,279	16,545	17,167
Administration fees	85,127	89,718	25,131	28,527
Transfer agent fees and expenses	11,431	11,760	7,464	7,673
Reports to shareholders.	9,013	11,879	3,667	3,667
Directors’ fees and expenses	13,066	13,703	3,254	3,722
Legal fees	40,681	42,282	8,122	9,373
Insurance fees	7,118	7,097	1,997	2,296
Total expenses before fee waivers
and/or expense reimbursements	2,607,776	2,778,910	715,881	846,098
Less securities lending credit (See Note 6)	(27,935)	(65,350)	(8,313)	(7,152)
Expenses recaptured/(reimbursed and/or
waived) by the Advisor (See Note 3)	34,371	20,347	74,758	56,166
Net expenses	2,614,212	2,733,907	782,326	895,112
Net investment income/(loss)	(615,891)	1,408,956	(417,730)	(277,333)
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(4,195,080)	6,671,179	(895,640)	3,968,730
Net change in unrealized
appreciation on investments	26,694,411	24,109,722	7,581,595	8,919,743
Net realized and unrealized gains	22,499,331	30,780,901	6,685,955	12,888,473
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$21,883,440	$32,189,857	$6,268,225	$12,611,140

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended December 31, 2004 (Unaudited)

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of
$117,050, $432, $0 and $0, respectively)	1,784,439	2,429,698	—	1,791,354
Interest income	101,888	20,956	1,425,562	4,215,796
Total investment income	1,886,327	2,450,654	1,425,562	6,007,150
EXPENSES:
Investment advisory fees	1,486,592	423,744	359,988	1,212,035
Distribution (12b-1) fees	391,208	111,511	112,496	404,012
Federal and state registration fees	30,257	13,132	13,397	29,314
Custody fees	18,674	7,746	6,234	35,523
Audit fees	14,492	6,889	6,784	6,415
Shareholder servicing fees	78,242	22,302	22,499	80,802
Fund accounting fees	40,904	16,230	26,832	43,214
Administration fees	73,379	22,648	22,852	75,435
Transfer agent fees and expenses	10,507	7,291	7,346	10,733
Reports to shareholders	9,331	3,301	2,100	7,446
Directors’ fees and expenses	10,386	3,091	3,000	10,922
Legal fees	30,269	9,045	7,816	28,807
Insurance fees	5,702	1,677	1,698	6,042
Total expenses before Advisor reimbursement	2,199,943	648,607	593,042	1,950,700
Less securities lending credit (See Note 6)	(52,393)	(4,254)	—	(31,860)
Expenses recaptured/(reimbursed and/or
waived by the Advisor) (See Note 3)	—	20,255	(12,562)	113,989
Net expenses	2,147,550	664,608	580,480	2,032,829
Net investment income/(loss)	(261,223)	1,786,046	845,082	3,974,321
NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net change in unrealized appreciation on investments	10,939,342	2,943,588	(68,971)	2,749,520
Net realized and unrealized gains	42,754,440	15,539,240	1,805,562	5,265,983
Net realized gain/(loss) on investments	53,693,782	18,482,828	1,736,591	8,015,503
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$53,432,559	$20,268,874	$2,581,673	$11,989,824

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31,	June 30,	December 31,	June 30,
	2004	2004	2004	2004
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment loss .	$(417,730)	$(581,352)	$(277,333)	$(268,547)
Net realized gain/(loss) on investment transactions	(895,640)	1,935,333	3,968,730	3,931,147
Change in unrealized appreciation on investments	7,581,595	9,351,693	8,919,743	9,332,651
Net increase in net assets
resulting from operations	6,268,225	10,705,674	12,611,140	12,995,251
CAPITAL SHARE TRANSACTIONS:
Shares sold	33,108,910	78,146,205	36,354,461	85,833,704
Shares issued to holders in reinvestment of dividends	—	—	2,160,322	—
Shares redeemed	(7,932,859)	(33,183,137)	(9,289,386)	(29,583,647)
Net increase	25,176,051	44,963,068	29,225,397	56,250,057
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	—	—	—	—
From net realized gains	—	—	(3,887,397)	—
Total dividends and distributions	—	—	(3,887,397)	—

INCREASE IN NET ASSETS	31,444,276	55,668,742	37,949,140	69,245,308

NET ASSETS:
Beginning of period	87,189,588	31,520,846	98,948,678	29,703,370
End of period (including undistributed net
investment income/(loss) of ($(417,730), $0,
$(277,333), and $0, respectively)	$118,633,864	$87,189,588	$136,897,818	$98,948,678

CHANGES IN SHARES OUTSTANDING:
Shares sold	3,632,642	8,721,440	2,828,502	7,137,418
Shares issued to holders in reinvestment of dividends	—	—	156,319	—
Shares redeemed	(868,738)	(3,655,468)	(723,519)	(2,415,306)
Net increase	2,763,904	5,065,972	2,261,302	4,722,112

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31,	June 30,	December 31,	June 30,
	2004	2004	2004	2004
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income/(loss)	$(261,223)	955,853	$1,786,046	$2,254,528
Net realized gain/(loss) on investment transactions	10,939,342	12,594,399	2,943,588	(557,161)
Change in unrealized appreciation on investments	42,754,440	14,174,755	15,539,240	8,049,921
Net increase in net assets
resulting from operations	53,432,559	27,725,007	20,268,874	9,747,288
CAPITAL SHARE TRANSACTIONS:
Shares sold	104,922,078	213,856,973	26,068,982	78,517,159
Shares issued to holders in reinvestment of dividends	2,533,958	333,035	2,928,904	702,853
Shares redeemed	(29,790,365)	(56,457,723)	(17,703,628)	(34,101,206)
Net increase	77,665,671	157,732,285	11,294,258	45,118,806
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(1,968,196)	(595,314)	(2,660,912)	(1,258,850)
From net realized gains	(2,524,841)	—	(2,511,494)	—
Total dividends and distributions	(4,493,037)	(595,314)	(5,172,406)	(1,258,850)

INCREASE IN NET ASSETS	126,605,193	184,861,978	26,390,726	53,607,244

NET ASSETS:
Beginning of period	261,777,374	76,915,396	79,795,852	26,188,608
End of period (including undistributed net
investment income/(loss) of $(1,323,105), $1,044,341,
$530,691 and $836,080, respectively)	$388,382,567	$261,777,374	$106,186,578	$79,795,852

CHANGES IN SHARES OUTSTANDING:
Shares sold	9,711,510	21,652,097	1,717,554	6,138,136
Shares issued to holders in reinvestment of dividends	210,987	32,523	180,240	54,191
Shares redeemed	(2,762,559)	(5,936,128)	(1,212,095)	(2,672,514)
Net increase	7,159,938	15,748,492	685,699	3,519,813

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed		Core Plus Fixed
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31,	June 30,	December 31,	June 30,
	2004	2004	2004	2004
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income/(loss)	$845,082	$918,498	$3,974,321	$7,174,239
Net realized gain/(loss) on investment transactions	(68,971)	(70,710)	2,749,520	447,078
Change in unrealized appreciation/depreciation
on investments	1,805,562	(1,389,303)	5,265,983	(6,995,671)
Net increase/(decrease) in net assets
resulting from operations	2,581,673	(541,515)	11,989,824	625,646
CAPITAL SHARE TRANSACTIONS:
Shares sold	33,303,819	75,375,963	121,079,710	270,772,836
Shares issued to holders in reinvestment of dividends	402,923	417,159	3,105,187	3,908,176
Shares redeemed	(14,299,861)	(20,060,940)	(49,851,296)	(93,819,641)
Net increase	19,406,881	55,732,182	74,333,601	180,861,371
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Net investment income	(846,518)	(902,285)	(4,102,139)	(6,979,005)
From net realized gains	—	(86,926)	(1,476,782)	—
Total dividends and distributions	(846,518)	(989,211)	(5,578,921)	(6,979,005)

INCREASE IN NET ASSETS	21,142,036	54,201,456	80,744,504	174,508,012

NET ASSETS:
Beginning of period	80,301,556	26,100,100	284,788,044	110,280,032
End of period (including undistributed net
investment income/(loss) of $22,021, $23,412,
$89,249 and $217,067, respectively)	$101,443,592	$80,301,556	$365,532,548	$284,788,044

CHANGES IN SHARES OUTSTANDING:
Shares sold	3,028,483	6,903,906	11,402,541	25,665,720
Shares issued to holders in reinvestment of dividends	36,539	38,239	292,432	372,060
Shares redeemed	(1,304,088)	(1,837,474)	(4,712,437)	(8,907,589)
Net increase	1,760,934	5,104,671	6,982,536	17,130,191

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended
	2004		June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)

Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of period	$9.16		$7.59	$7.28	$10.00

Income from investment operations:
Net investment loss	(0.01)		(0.04)	—	(0.04)
Net realized and unrealized
gains/(losses) on investments	0.43		1.61	0.31	(2.68)
Total from investment operations	0.42		1.57	0.31	(2.72)

Less distributions:
Dividends from net investment income	—		—	—	—
Dividends from net realized gains	—		—	—	—
Total distributions	—		—	—	—

Net asset value, end of period	9.58		9.16	7.59	7.28

Total return	4.59	%(1)	20.69%	4.26%	-27.20%

Supplemental data and ratios:
Net assets, end of period	$443,788,524		$344,452,770	$118,363,326	$49,664,714

Ratio of expenses to average net assets
Before Expense Reimbursement,
including Recapture	1.42	%(2)	1.51%	1.63%	1.75%
After Expense Reimbursement/Recapture
and Securities Lending Credit	1.40	%(2)	1.49%	1.49%	1.49%

Ratio of net investment loss to average net assets
Before Expense Reimbursement,
including Recapture	-0.35	%(2)	-0.83%	-0.84%	-1.19%
After Expense Reimbursement/Recapture
and Securities Lending Credit	-0.33	%(2)	-0.81%	-0.70%	-0.93%

Portfolio turnover rate	9.83%		24.66%	30.47%	82.84%
(1) Not Annualized
(2) Annualized

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended
	2004		June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)

Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of period	$10.96		8.78	$9.20	$10.00

Income from investment operations:
Net investment loss	0.05		0.05	0.06	0.05
Net realized and unrealized
gains/(losses) on investments	0.71		2.15	(0.42)	(0.82)
Total from investment operations	0.76		2.20	(0.37)	(0.77)

Less distributions:
Dividends from net investment income	(0.05)		(0.02)	(0.04)	(0.03)
Dividends from net realized gains	(0.30)		—	(0.01)	—
Total distributions	(0.35)		(0.02)	(0.05)	(0.03)

Net asset value, end of period	$11.37		$10.96	$8.78	9.20

Total return	6.91	%(1)	25.12%	-3.89%	-7.76%

Supplemental data and ratios:
Net assets, end of period	$478,980,474		$340,186,439	$117,847,247	$53,317,327

Ratio of expenses to average net assets
Before Expense Reimbursement,	1.41	%(2)	1.51%	1.61%	1.78%
including Recapture
After Expense Reimbursement/Recapture	1.37	%(2)	1.49%	1.49%	1.49%
and Securities Lending Credit

Ratio of net investment loss to average net assets
Before Expense Reimbursement,
including Recapture	0.67	%(2)	0.47%	0.56%	0.28%
After Expense Reimbursement/Recapture
and Securities Lending Credit	0.71	%(2)	0.49%	0.69%	0.57%

Portfolio turnover rate	11.18%		26.27%	49.79%	94.61%

(1) Not Annualized
(2) Annualized
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended
	2004		June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)

Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of period	$9.49		$7.64	$7.20	$10.00

Income from investment operations:
Net investment loss	(0.03)		(0.06)	—	(0.06)
Net realized and unrealized
gains/(losses) on investments	0.46		1.91	0.44	(2.74)
Total from investment operations	0.43		1.85	0.44	(2.80)

Less distributions:
Dividends from net investment income	—		—	—	—
Dividends from net realized gains	—		—	—	—
Total distributions	—		—	—	—

Net asset value, end of period	$9.92		$9.49	$7.64	$7.20

Total return	4.53	%(1)	24.21%	6.11%	-28.00%

Supplemental data and ratios:
Net assets, end of period	$118,633,864		$87,189,588	$31,520,846	$12,917,171

Ratio of expenses to average net assets
Before Expense Reimbursement,
including Recapture	1.61	%(2)	1.61%	2.01%	2.30%
After Expense Reimbursement/Recapture
and Securities Lending Credit	1.59	%(2)	1.57%	1.59%	1.59%

Ratio of net investment loss to average net assets
Before Expense Reimbursement,
including Recapture
After Expense Reimbursement/Recapture	-0.87	%(2)	-0.97%	-1.78%	-2.01%
and Securities Lending Credit
	-0.85	%(2)	-0.93%	-1.36%	-1.30%
Portfolio turnover rate
	11.09%		56.19%	19.02%	51.57%

(1) Not Annualized
(2) Annualized
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended
	2004		June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)

Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of period	$10.43		8.22	$8.96	$10.00

Income from investment operations:
Net investment loss	0.02		0.08	0.09	0.03
Net realized and unrealized
gains/(losses) on investments	1.73		2.17	(0.80)	(1.07)
Total from investment operations	1.75		2.25	(0.71)	(1.04)

Less distributions:
Dividends from net investment income	(0.06)		(0.04)	(0.03)	—
Dividends from net realized gains	(0.08)		—	—	—
Total distributions	(0.14)		(0.04)	(0.03)	—

Net asset value, end of period	$12.04		$10.43	$8.22	8.96

Total return	16.79	%(1)	27.40%	-7.92%	-10.40%

Supplemental data and ratios:
Net assets, end of period	$388,382,567		$261,777,374	$76,915,396	$57,301,398

Ratio of expenses to average net assets
Before Expense Reimbursement,
including Recapture	1.41	%(2)	1.53%	1.61%	1.71%
After Expense Reimbursement/Recapture
and Securities Lending Credit	1.38	%(2)	1.47%	1.59%	1.59%

Ratio of net investment income/ (loss) to average net assets
Before Expense Reimbursement,
including Recapture	-0.20	%(2)	0.56%	0.97%	0.36%
After Expense Reimbursement/Recapture
and Securities Lending Credit	-0.17	%(2)	0.62%	0.99%	0.48%

Portfolio turnover rate	40.39%		60.74%	148.87%	76.83%

(1) Not Annualized
(2) Annualized
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund
	Six Months
	Ended
	December 31,	Year Ended	Year Ended	Year Ended
	2004	June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)

Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of period	$13.66	$11.27	$11.18	$10.00

Income from investment operations:
Net investment loss	0.51	0.56	0.56	0.46
Net realized and unrealized
gains/(losses) on investments	2.92	2.15	(0.06)	0.97
Total from investment operations	3.43	2.71	0.50	1.43

Less distributions:
Dividends from net investment income	(0.43)	(0.32)	(0.33)	(0.25)
Dividends from net realized gains	(0.40)	—	(0.08)	—
Total distributions	(0.83)	(0.32)	(0.41)	(0.25)

Net asset value, end of period	$16.26	$13.66	$11.27	$11.18

Total return	25.14%(1)	24.24%	4.87%	14.60%

Supplemental data and ratios:
Net assets, end of period	$106,186,578	$79,795,852	$26,188,608	$14,186,721

Ratio of expenses to average net assets
Before Expense Reimbursement,
including Recapture	1.50%(2)	1.56%	2.02%	2.28%
After Expense Reimbursement/Recapture
and Securities Lending Credit	1.49%(2)	1.49%	1.49%	1.49%

Ratio of net investment income to average net assets
Before Expense Reimbursement,
including Recapture	4.01%(2)	4.14%	4.61%	4.36%
After Expense Reimbursement/Recapture
and Securities Lending Credit	4.02%(2)	4.20%	5.14%	5.15%

Portfolio turnover rate	29.53%	24.30%	28.71%	68.04%

(1) Not Annualized
(2) Annualized
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended
	2004		June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)

Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of period	$10.75		$11.05	$10.46	$10.00

Income from investment operations:
Net investment loss	0.19		0.17	0.22	0.18
Net realized and unrealized
gains/(losses) on investments	0.15		(0.28)	0.59	0.46
Total from investment operations	0.34		(0.11)	0.81	0.64

Less distributions:
Dividends from net investment income	(0.10)		(0.17)	(0.22)	(0.18)
Dividends from net realized gains	—		(0.02)	—	—
Total distributions	(0.10)		(0.19)	(0.22)	(0.18)

Net asset value, end of period	$10.99		$10.75	$11.05	$10.46

Total return	3.15	%(1)	-1.01%	7.78%	6.47%

Supplemental data and ratios:
Net assets, end of period	$101,443,592		$80,301,556	$26,100,100	$14,088,545

Ratio of expenses to average net assets
Before Expense Reimbursement,
including Recapture	1.32	%(2)	1.41%	1.82%	2.28%
After Expense Reimbursement/Recapture
and Securities Lending Credit	1.29	%(2)	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before Expense Reimbursement,
including Recapture	1.85	%(2)	1.65%	1.66%	1.42%
After Expense Reimbursement/Recapture
and Securities Lending Credit	1.88	%(2)	1.77%	2.19%	2.41%

Portfolio turnover rate	12.65%		18.90%	19.18%	11.02%

(1) Not Annualized
(2) Annualized
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund
	Six Months
	Ended
	December 31,		Year Ended	Year Ended	Year Ended
	2004		June 30, 2004	June 30, 2003	June 30, 2002
	(Unaudited)

Per share data for a share of capital stock outstanding
for the entire period and selected information
for the period are as follows:
Net asset value, beginning of period	$10.38		$10.71	$10.15	$10.00

Income from investment operations:
Net investment loss	0.13		0.36	0.48	0.45
Net realized and unrealized
gains/(losses) on investments	0.28		(0.34)	0.56	0.15
Total from investment operations	0.41		0.02	1.04	0.60

Less distributions:
Dividends from net investment income	(0.13)		(0.35)	(0.48)	(0.45)
Dividends from net realized gains	(0.04)		—	—	—
Total distributions	(0.17)		(0.35)	(0.48)	(0.45)

Net asset value, end of period	$10.62		$10.38	$10.71	$10.15

Total return	3.98	%(1)	0.21%	10.47%	6.03%

Supplemental data and ratios:
Net assets, end of period	$365,532,548		$284,788,044	$110,280,032	$52,817,274

Ratio of expenses to average net assets
Before Expense Reimbursement,
including Recapture	1.28	%(2)	1.29%	1.41%	1.62%
After Expense Reimbursement/Recapture
and Securities Lending Credit	1.26	%(2)	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before Expense Reimbursement,
including Recapture	2.45	%(2)	3.71%	4.69%	5.04%
After Expense Reimbursement/Recapture
and Securities Lending Credit	2.47	%(2)	3.71%	4.81%	5.37%

Portfolio turnover rate	255.44%		11.82%	52.99%	39.01%

(1) Not Annualized
(2) Annualized
See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (Unaudited)

1.	Organization
AssetMark Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight non-diversified funds (the “Funds”): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation
Effective September 15, 2003, portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Prior to September 15, 2003, portfolio securities traded on stock exchanges were valued at the last sale price as of the close of business on the day the securities were being valued, or, lacking any sales, at the mean between the most recent quoted bid and asked price. Each over-the-counter security for which the last sale price on the day of valuation was available from NASDAQ and fell within the latest bid and asked quotations was valued at that price. All other securities traded in the over-the-counter market were valued at the mean between the most recent bid and asked price. Securities that were traded on both the over-the-counter market and on a stock exchange were valued according to the broadest and most representative market.

Investments in open-end investment companies are valued at the closing net asset value per share of each mutual fund on the day of valuation. Securities for which quotations are not readily available will be valued at their fair market value as determined under the Valuation Committee.

(b) Repurchase Agreements
Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements during the six months ended December 31, 2004. For all funds engaged in securities lending, cash collateral for securities on loan was invested in repurchase agreements at December 31, 2004.

(c) Federal Income Taxes
The Funds intend to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2004 (Unaudited)

sufficient to relieve them from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses expiring:

	6/30/10	6/30/11	6/30/12

Large Cap
Growth
Fund	$858,517	$1,841,558	$5,919,955
Large Cap
Value Fund	—	—	—
Small/Mid Cap
Growth Fund	—	202,705	—
Small/Mid Cap
Value Fund	—	—	—
International
Equity Fund	—	1,102,171	—
Real Estate
Securities
Fund	—	—	—
Tax-Exempt
Fixed Income
Fund	—	—	16,163
Core Plus Fixed
Income Fund	—	—	—

Additionally, at June 30, 2004, the Funds deferred on a tax basis post-October losses as follows:

Large Cap Growth Fund	—
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	$185,206
Small/Mid Cap Value Fund	—
International Equity Fund	—
Real Estate Securities Fund	—
Tax-Exempt Fixed Income Fund	54,547
Core Plus Fixed Income Fund	—

(d)   Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Indemnifications
Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(f) Expenses
Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g) Security Transaction and Income Recognition Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2004 (Unaudited)

(h)    Distributions to Shareholders
The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

The tax components of distributions paid during the fiscal years ended June 30, 2004 and 2003 are as follows:

	June 30, 2004

	Ordinary	Long-Term
	Income	Capital Gains
	Distributions	Distributions

Large Cap
Growth Fund	—	—
Large Cap
Value Fund	$546,348	—
Small/Mid Cap
Growth Fund	—	—
Small/Mid Cap
Value Fund	—	—
International
Equity Fund	595,314	—
Real Estate
Securities Fund	1,258,850	—
Tax-Exempt Fixed
Income Fund	927,767*	$61,398
Core Plus Fixed
Income Fund	6,979,005	—
* Contains $902,285 of tax-exempt income.

	June 30, 2003
	Ordinary	Long-Term
	Income	Capital Gains
	Distributions	Distributions
Large Cap
Growth Fund	—	—
Large Cap
Value Fund	$435,442	$792
Small/Mid Cap
Growth Fund	—	—
Small/Mid Cap
Value Fund	—	—
International
Equity Fund	221,378	—
Real Estate
Securities Fund	595,223	13,598
Tax-Exempt Fixed
Income Fund	426,327*	—
Core Plus Fixed
Income Fund	3,616,590	6,336
* Contains $424,443 of tax-exempt income.

3.	Investment Advisor
The Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark Investment Services, Inc. (the “Advisor”), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%

The Advisor has agreed to waive, through October 31, 2005, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do not

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2004 (Unaudited)

exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

	Year of Expiration
	6/30/05	6/30/06	6/30/07
Large Cap
Growth Fund	$80,252	$93,927	—
Large Cap
Value Fund	93,986	83,388	—
Small/Mid Cap
Growth Fund	63,245	76,062	—
Small/Mid Cap
Value Fund	72,099	105,333	$32,530
International
Equity Fund	46,594	8,702	—
Real Estate
Securities Fund	69,912	90,683	29,252
Tax-Exempt Fixed
Income Fund	73,116	103,830	59,111
Core Plus Fixed
Income Fund	94,633	90,706	—

As of December 31, 2004, the Small/Mid Cap Growth Fund, Small/MidCap Value Fund and Real Estate Securities Fund are recouping waived or reimbursed expenses. As of December 31, 2004, the Large Cap Growth Fund, Large Cap Value Fund, International Equity Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waived or reimbursed expenses.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund’s average daily net assets.

4.	Distribution Plan
The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution and shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Fund’s shares and servicing of the Fund’s shareholders. AssetMark Capital Corporation, an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements
The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending
Effective July 1, 2003 the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in an amount at least equal to at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2004 (Unaudited)

predetermined rebates to brokers, 60% of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the Custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining 40% of the net securities lending revenues generated under the agreement. As of June 1, 2004, the allocation rate was amended to 65% for the Fund and 35% for the Custodian.

As of December 31, 2004, the values of securities loaned and collateral held were as follows:

	Market Value
	of Securities
	Loaned	Collateral
Large Cap
Growth Fund	$148,689,593	$153,344,012
Large Cap
Value Fund	158,181,230	165,591,695
Small/Mid Cap
Growth Fund	43,485,688	45,155,605
Small/Mid Cap
Value Fund	48,232,367	49,935,968
International
Equity Fund	125,745,932	130,162,982
Real Estate
Securities Fund	24,029,681	24,721,465
Core Plus Fixed
Income Fund	113,858,708	116,150,282

7.	Brokerage Commission Agreement
From September 2003 to February 2004, the Advisor entered into a brokerage agreement with Abel Noser Corp. (“Abel Noser”) which allowed the Advisor to direct one or more of the sub-advisors of the Funds to execute all or a portion of the equity securities transactions for the Funds through Abel Noser. In return, Abel Noser agreed to rebate broker commissions paid on these directed trades in the form of credits. The Funds only received these broker rebates in the form of credits and did not receive cash. The credits were available for use by the Funds such that the Funds could direct Abel Noser to use the credits to make payments for all or part of the cost of certain products or services provided to the Funds that directly and exclusively benefited the Funds. The waiver or reimbursement of Fund expenses or the recoupment of waived or reimbursed Fund expenses were calculated separately from the non-cash credits. The credits did not add or reduce any amount the Funds waived, reimbursed or recouped. Effective February 2004, the Advisor and Abel Noser agreed to discontinue the rebated broker commission agreement. Going forward, in exchange for directing brokerage trades to Abel Noser, the Funds now receive the benefit of discounted trading execution costs.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2004 (Unaudited)

8.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended December 31, 2004 are summarized below.
	Purchases	Sales		Purchases	Sales
Large Cap			International
Growth Fund	$114,888,927	$35,819,421	Equity Fund	$187,733,360	$120,948,903
Large Cap			Real Estate
Value Fund	154,379,970	42,168,236	Securities Fund	32,450,595	25,567,995
Small/Mid Cap			Tax-Exempt Fixed
Growth Fund	34,674,622	10,354,709	Income Fund	29,755,110	10,700,669
Small/Mid Cap			Core Plus Fixed
Value Fund	59,215,278	35,105,982	Income Fund	740,860,714	704,852,110

Included in these amounts were purchases and sales of long-term U.S. Government Securities, for the six months ended December 31, 2004 as summarized below.

	Purchases	Sales		Purchases	Sales
Large Cap			International
Growth Fund	—	—	Equity Fund	—	—
Large Cap			Real Estate
Value Fund	—	—	Securities Fund	—	—
Small/Mid Cap			Tax-Exempt Fixed
Growth Fund	—	—	Income Fund	—	—
Small/Mid Cap			Core Plus Fixed
Value Fund	—	—	Income Fund	$39,993,700	$39,999,575

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2004 (Unaudited)

9.	Other Tax Information

At June 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid	International	Real Estate	Tax-Exempt	Core Plus
	Growth	Value	Growth	Value	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Cost of
investments	$422,853,658	$433,024,714	$103,884,091	$107,258,035	$312,467,455	$83,252,475	$78,966,029	$285,782,513
Gross unrealized
appreciation	53,639,214	42,574,565	15,821,655	13,863,098	26,813,069	10,762,158	603,906	1,375,085
Gross unrealized
depreciation	(8,503,424)	(7,764,258)	(4,372,699)	(2,087,508)	(8,001,506)	(1,035,912)	(804,544)	(5,293,729)
Net unrealized
appreciation/
(depreciation)	$45,135,790	$34,810,307	$11,448,956	$11,775,590	$18,811,563	$9,726,246	$(200,638)	$(3,918,644)

Undistributed
tax-exempt
ordinary
income	$—	$—	$—	$—	$—	$—	$23,412	$—
Undistributed
ordinary income	—	5,476,033	—	2,534,050	1,562,633	907,972	—	217,067
Undistributed
long-term
capital gain	—	4,830,434	—	326,120	—	238,348	—	937,968
Total
distributable
earnings	$—	$10,306,467	$—	$2,860,170	$1,562,633	$1,146,320	$23,412	$1,155,035

Other
accumulated
losses	$(8,620,030)	$—	$(387,911)	$—	$(1,102,171)	$—	$(70,710)	$—
Total
accumulated
earnings/
(losses)	$36,515,760	$45,116,774	$11,061,045	$14,635,760	$19,272,025	$10,872,566	$(247,936)	$(2,763,609)

AssetMark Funds
ADDITIONAL INFORMATION
December 31, 2004 (Unaudited)

1.	Shareholder Notification of Federal Tax Status (Unaudited)
The Large Cap Value Fund designates sixty-seven percent of dividends declared during the fiscal year ended June 30, 2004 as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Growth Fund, Real Estate Securities Fund and International Equity Fund designate sixty-nine percent, five percent and one hundred percent, respectively, of dividends declared from net investment income during the fiscal year ended June 30, 2004 as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2.	Foreign Tax Credit (Unaudited)
For the year ended June 30, 2004, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Australia	$189,295	$2,992
Austria	84,705	22,952
Brazil	186,324	8,258
Canada	27,329	4,100
Finland	154,316	23,147
France	624,487	115,172
Germany	188,318	39,652
Hong Kong	99,076	11,194
India	4,116	—
Ireland	88,880	—
Israel	4,102	853
Italy	201,055	54,258
Japan	307,153	30,199
Liberia	9,360	—
Mexico	35,815	—
Netherlands	119,687	21,418
Peru	8,270	339
Russia	32,734	5,106
Singapore	129,240	29,427
South Africa	36,815	2,640
South Korea	31,131	5,137
Sweden	108,270	16,241
Switzerland	166,482	24,984
Taiwan	14,666	—
Thailand	25,531	2,553
United Kingdom	722,232	16,902
Total	$3,599,389	$437,524

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
December 31, 2004 (Unaudited)

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)
				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Independent Trustees

R. Thomas DeBerry, 63	Trustee	Indefinite Term	President, DeBerry Consulting (a	8	None
c/o AssetMark		since January	a securities consulting firm) (1988-present);
Investment Services, Inc.		2001.	Director, Investment Manager Services
2300 Contra Costa			Division of Resources Trust Company
Boulevard, Suite 425			(1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 48	Trustee	Indefinite Term	Retired; President and Chief Operating	8	Trustee of the
c/o AssetMark		since January	Officer, Charles Schwab Investment		Lend Lease
Investment Services, Inc.		2001.	Management, Inc. and Executive Vice		Rosen Funds
2300 Contra Costa			President, Schwab Funds (1993-1999).		(2000-present);
Boulevard, Suite 425					Director of
Pleasant Hill, CA 94523					SaveDaily.com
					(2000-present).

Leonard H. Rossen, 72	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	8	None
c/o AssetMark		since January	consulting firm) (1999-present); Corporate
Investment Services, Inc.		2001.	Counsel, Franklin Templeton Mutual Funds
2300 Contra Costa			and Distributors, Inc. (1996-1999).
Boulevard, Suite 425
Pleasant Hill, CA 94523

Interested Trustees

Ronald Cordes*, 45	President,	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment	Chairperson,	since January	(1994-present).
2300 Contra Costa	Trustee	2001.
Boulevard, Suite 425
Pleasant Hill, CA 94523

Richard Steiny*, 47	Trustee	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment		since January	(1994-present).
2300 Contra Costa		2001.
Boulevard, Suite 425
Pleasant Hill, CA 94523

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
December 31, 2004 (Unaudited)

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Officers

John Whittaker, 35	Vice President	1-Year Term	Vice President and Chief Operating	N/A	N/A
AssetMark		since January	Officer, AssetMark Investment
Investment Services, Inc.		2001	Services, 2000 to present; Director
2300 Contra Costa			of Operations, AssetMark Investment
Boulevard, Suite 425			Services, Inc., 1997 to 2000.
Pleasant Hill, CA 94523

Carrie E. Hansen, 34	Treasurer	1-Year Term	CFO/Chief Compliance Officer, AssetMark	N/A	N/A
AssetMark		since January	Investment Services, Inc., October 2004 to
Investment Services, Inc.		2001	present; CFO/Director of Operations,
2300 Contra Costa			AssetMark Investment Services, Inc.,
Boulevard, Suite 425			February 2004 to October 2004. Director of
Pleasant Hill, CA 94523			Operations, AssetMark Investment Services,
Inc., 2000 to February 2004; Director of
Operations, Barclays Global Investors, Japan,
1998 to 2000.

Teresa Escano, 42	Secretary	1-Year Term	Director of Advisor Services Group,	N/A	N/A
AssetMark		since January	AssetMark Investment Services, Inc.,
Investment Services, Inc.		2001	2000 to present; Manager of Advisor
2300 Contra Costa			Services Group, 1997 to 2000.
Boulevard, Suite 425
Pleasant Hill, CA 94523

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

*	Ronald Cordes and Richard Steiny are considered “interested persons” of the Funds as defined in the 1940 Act due to their relationship with the Advisor.
4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)
A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules
The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third quarters on Form N-Q for fiscal quarters. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

(This Page Intentionally Left Blank.)

ASSETMARK FUNDS
AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund

Investment Advisor
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
333 Market Street
San Francisco, CA 94105

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Distributor
AssetMark Capital Corporation
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

Semi-Annual Report

December 31, 2004

Item 2. Code of Ethics.

During the semi-annual period ended December 31, 2004, the Board of Trustees approved a new code of ethics (the "Code") that applies to the Registrant's principal executive officer and principal financial officer and is designed to promote honest and ethical conduct; full, fair, timely and accurate disclosure in documents filed with the Securities and Exchange Commission; and
compliance with applicable laws and regulations. A copy of the Code is attached as an exhibit. There were no amendments to the Code or waivers from the provisions of the Code since the Board's adoption of the new Code.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

 None

Item 11. Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed as an attachment to this filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duy caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AssetMark Funds

By:    /s/ Ronald D. Cordes
Ronald D. Cordes, President

Date:  March 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:  AssetMark Funds

By:    /s/ Ronald D. Cordes
Ronald D. Cordes, President (Principal Executive Officer)
AssetMark Funds

Date:     March 10, 2005

Registrant:  AssetMark Funds

By:    /s/ Carrie E. Hansen
Carrie E. Hansen, Treasurer (Principal Financial Officer)
AssetMark Funds

Date:  March 10, 2005